As filed with the Securities and Exchange Commission
on September 23, 2011
Securities Act of 1933 Registration No. 033-51308
Investment Company Act of 1940 Registration No. 811-7142

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 68☑
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 70 ☑

Highland Funds II

(Exact Name of Registrant as Specified in Charter)
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
With a copy to:

Mr. Ethan Powell
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☑	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates solely to Highland Natural Resources Fund (the “Fund”), a new series of Highland Funds II (the “Trust”). No information relating to any other series or shares of the Trust is amended or superseded hereby. This post-effective amendment is being filed to register Class A, C, R and Y shares of the Fund.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Highland Natural Resources Fund

Prospectus [[ ● ]], 2011

Class A — Ticker: [[•]]
Class C — Ticker: [[•]]
Class R — Ticker: [[•]]
Class Y — Ticker: [[•]]

Investment portfolio of Highland Funds II managed by
Highland Funds Asset Management, L.P. (“HFAM” or the “Adviser”)

NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Telephone: (972) 628-4100

Although these securities have been registered with the Securities and Exchange Commission (“SEC”), the SEC has not approved or disapproved any shares offered in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured
May Lose Value
No Bank Guarantee

HIGHLAND DIVIDEND EQUITY FUND

Investment Objective

The investment objective of Highland Natural Resources Fund (the “Fund”) is to seek growth of capital.

Fees and Expenses of the Fund

The Fund is a feeder fund that currently invests substantially all of its assets in a master fund, the Ascendant Natural Resources Fund (the “Master Fund”), a separate investment company managed by Ascendant Advisors, LLC (“Ascendant”) with an identical investment objective. The Fund bears the Master Fund’s expenses in proportion to its investments in the Master Fund. The Fund can set its own fund-specific expenses, transaction minimums and other requirements.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Highland Funds II equity funds, or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page [  ] of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s Statement of Additional Information.

	Class A	Class C	Class R	Class Y

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses(1)
(expenses that you pay each year as % of the value of your investment)
Management Fees(2)	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	0.00%
Allocable Share of Master Fund Management Fee	0.85%	0.85%	0.85%	0.85%
Other Expenses(3)	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses(4)	2.31%	2.96%	2.46%	1.96%

(1)	The Fund invests in securities through an underlying master fund. This table and the example below reflect the direct expeneses of the Fund and its allocated share of the underlying master fund.

(2)	Management Fees includes a 0.30% advisory fee and a 0.20% administration fee.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(4)	HFAM and Ascendant have agreed to voluntarily waive their respective management fees pro rata in order that total expenses as a percentage of net assets will not exceed 2.25% for the A Shares, 2.90% for the Class C Shares, 2.40% for the Class R Shares and 1.90% for the Class Z Shares.

Expense Example.  This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

Class	1 Year	3 Years

Class A:	$796	$1,255
Class C: if you did not sell your shares	$299	$915
if you sold all your shares at the end of the period	$399	$915
Class R:	$249	$767
Class Y:	$199	$615

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund has not begun operations yet, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.

Principal Investment Strategies

The Fund pursues its investment objective through a “master-feeder” arrangement. The Fund invests substantially all of its assets in the Master Fund, a separate investment company managed by Ascendant with the same investment objective, investment policies, and risks as the Fund.

The Adviser has a fiduciary duty to the shareholders of the Fund to perform its duties in a manner that is most beneficial to the shareholders. HFAM, in its role as the Adviser of the Fund, has the ability and obligation to continually monitor the Fund’s investment in the Master Fund. It the Adviser deems it to be in the best interests of the Fund, it may, with 60 days notice, liquidate the Fund’s position in the Master Fund. Some reasons the Adviser may consider liquidating its investment may include but are not limited to: poor performance over a significant period of time, Ascendant’s failure to adhere to the investment objectives and strategies stated in this Prospectus, or Ascendant’s disregard for regulations governing open-end mutual funds.

Under normal market conditions, the Master Fund invests at least 80% of its assets in the common stock of natural resource companies. The Master Fund and the Fund define natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing. The Master Fund invests without restriction as to issuer capitalization or country.

Ascendant, the adviser of the Master Fund, selects natural resource common stocks from the stocks listed on the major U.S. exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. Ascendant’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. Ascendant also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities.

Ascendant may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

To the extent that the Fund invests substantially all of its assets in the Master Fund, HFAM will continually monitor Ascendant and the investments of the Master Fund to be sure such investments continue to be appropriate for the Fund and will consider other investment options, as necessary.

Principal Risks of Investing in the Master Fund

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Because the Fund invests substantially all its assets in the Master Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through the Master Fund, which include those outlined in the following brief summary of principal risks. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Market Risk.  Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

Small- and Mid-Cap Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Master Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

Limited History of Operations Risk.  The Fund and the Master Fund are each new mutual funds and have a limited history of operation.

No History of Mutual Fund Management Risk.  The Master Fund’s adviser, Ascendant, has not previously managed a mutual fund.

Natural Resources Risk.  The Master Fund’s exposure to companies primarily engaged in the natural resource markets may subject the Master Fund to greater volatility than investments in a wider variety of industries. Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Management Risk.  Ascendant’s and the Adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Master Fund’s foreign currency holdings and investments denominated in foreign currencies.

Securities Market Risk is the risk that the value of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Master Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Derivatives Risk is the risk that an investment in derivatives, such as options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Master Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Master Fund’s expenses and similar expenses of the underlying investment company when the Master Fund invests in shares of another investment company.

Exchange-Traded Notes Risk is the risk that ETNs in which the Master Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Master Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Master Fund executes transactions) to a transaction with the Master Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates.

Non-Diversification Risk is the risk that an investment in the Fund or Master Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the Investment Company Act of 1940 (the “1940 Act”), the Fund and Master Fund may each invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s or Master Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Master Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains, higher taxable distributions and lower after-tax performance.

Master-Feeder Structure Risk is the risk that the Fund’s performance may suffer as a result of large cash inflows and outflows of the Master Fund in which the Fund invests. Additionally, the adviser of the Master Fund has not previously managed a mutual fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Portfolio Management

Highland Funds Asset Management, L.P. serves as the investment adviser to the Fund. The Adviser has overall responsibility for the general management and administration of the Fund. Ascendant Advisors, LLC serves as the adviser to the Master Fund. The portfolio managers for the Fund and the Master Fund are:

Portfolio Manager	Managed the Fund Since	Title

[[Joe Dougherty]]	Inception	Portfolio Manager
Todd Smurl, CFA	Inception	President of Ascendant Advisors, LLC

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page    of this Prospectus.

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

Purchase minimums (for Class A and Class C Shares)
(reduced for certain accounts)

	By mail	By wire	Automatic

Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimums (for Class R and Class Y Shares)
(eligible investors only)*

	Class R	Class Y

Initial Investment	None	$1 million	**
Subsequent Investments	None	None

*	Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors. Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

**	The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.highlandfunds.com.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Highland Funds II — Highland Natural Resources Fund, P.O. Box 9840, Providence, RI 02940.

•	By calling BNY Mellon Investment Servicing at l-877-665-1287

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to U.S. federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

In addition to the Fund’s principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objectives. The Fund is not under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”). Any reference to investments made by the Fund includes those that may be made both directly by the Fund and indirectly by the Fund (e.g., through derivatives and other pooled investment vehicles). The principal investment strategies utilized by the Master Fund, in which the Fund intends to invest its assets, are identical to those of the Fund.

Ascendant believes that no single investment philosophy is permanently superior, but rather styles rotate in and out of favor as the market environment changes. This investment philosophy has remained consistent since 1970. Ascendant’s investment approach is to analyze vast amounts of data to identify those securities expected to outperform the overall market during a specific time period and then methodically rotate holdings as Ascendant’s research identifies what it believes to be more attractive investment opportunities. An absence of sector, style and benchmark biases leads Ascendant to the construction of portfolios based strictly upon the conviction of objective research. Ascendant’s goal is to consistently deliver strong, risk-adjusted returns over multiple market cycles.

The adviser selects common stocks from stocks listed on the major US exchanges with, generally, five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. Ascendants’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research. These data items include, but are not limited to: (1) stock valuation (free cash flow, price/earnings), (2) earnings data (earnings and earnings trends), (3) dividend data, (4) debt ratios (long-term debt/equity ratio), (5) balance sheet data (book value), (6) profitability ratios, (7) intrinsic value and (8) changes in institutional ownership. The selection process also includes an industry relative analysis of measures such as P/E and historical performance. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. Although Ascendant’s process is primarily quantitative, it also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities. In addition to conducting industry-level and company-specific analysis, the adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

Leverage

Subject to applicable regulations, the Fund may employ leverage for short-term purposes such as meeting redemption requests, but not for investment purposes. To the extent the Fund borrows money from a bank, it may be required to post cash and/or securities as collateral to cover the loan until such time as it is repaid.

Temporary Defensive Positions.

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. While the Fund is in a defensive position, it may not achieve its primary objective of long-term capital appreciation. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest in substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

Additional Information.  The Board of Trustees may change any of the foregoing investment policies, including the Fund’s investment objective without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to a change in the investment objective.

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISKS

Like all mutual funds, investing in the Fund involves risk factors and special considerations. The Fund’s and the Master Fund’s risk is defined primarily by their principal investment strategies, which are described earlier in the Summary Section of this Prospectus. The principal risks of the Master Fund are identical to those of the Fund. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objectives. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within all asset class — such as small-cap and large-cap stocks — may help you to manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

Equity Securities Risk:  The market prices of equity securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably, thus impacting the Fund’s investment in the Master Fund. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, fundamental changes to the business, financial leverage, non-compliance with regulatory requirements and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Certain equity securities may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Master Fund, which could result in losses to the Master Fund. In addition, the credit quality of preferred stock and convertible securities held by the Master Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security. The market value of convertible securities also tends to fall when prevailing interest rates rise.

Securities Market Risk:  is the risk that the value of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Master Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Underlying Funds Risk:  is the risk that results from the Fund investing all of its investable assets in the Master Fund. The Fund’s ability to achieve its investment objective largely depends on the performance of the Master Fund in which it invests. There can be no assurance that the investment objective of the Master Fund will be achieved. In addition, the Fund will bear a pro rata portion of the operating expenses of the Master Fund.

Small- and Mid-Cap Company Risk:  Investing in securities of small or mid-cap companies may involve greater risks than investing in larger, more established companies. Smaller or mid-sized companies may have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small or mid-cap company stocks tend to rise and fall in value more than other stocks. Although investing in small or mid-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small or mid-cap companies may also be subject to valuation risk.

Foreign Investment Risk:  Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect the Master Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:

•	Valuation Risk: The risk that portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Master Fund.

•	Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. The Master Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•	Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Master Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Currency Risk:  A portion of the Master Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. A Master Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Master Fund’s investments are quoted or denominated. Further, the Master Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk:  The Master Fund’s use of various investment techniques may involve derivative instruments, such as options and futures. The Master Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Master Fund, meaning that a small investment in derivatives could have a potentially large impact on the Master Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by the Master Fund may not correlate with the Master Fund’s other investments, which could impact Master Fund performance. The Master Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by the Adviser or the adviser of the Master Fund and the portfolio managers responsible for managing the Master Fund.

Exchange-Traded Funds Risk:  The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors.

Exchange-Traded Notes Risk:  The Master Fund may invest in exchange traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. ETNs are also subject to the risk of being illiquid. When the Master Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Master Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Master Fund’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market.

Counterparty Risk:  The Master Fund may engage in transactions in securities and financial instruments that involve counterparties. Under certain conditions, a counterparty to a transaction could default or the market for certain securities and/or financial instruments may become illiquid. To limit the counterparty risk associated with such transactions, the Master Fund conducts business only with financial institutions judged by the Ascendant to present acceptable credit risk.

Credit Risk:  The price of fixed income securities is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality fixed income securities. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Hedging Risk:  The Master Fund’s use of derivatives and other transactions, such as options, may involve risks not associated with other types of investments that the Master Fund intends to purchase and it is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. The Master Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the Ascendant’s ability, as applicable, to predict correctly changes in the relationships of such hedge instruments to the Master Fund’s portfolio holdings or other factors. No assurance can be given that Ascendant’s judgment, as applicable, in this respect will be correct. In addition, no assurance can be given that the Master Fund will enter into hedging or other transactions (including hedging exposure to non-U.S. currency exchange rate risk) at times or under circumstances in which it may be advisable to do so.

Interest Rate Risk:  Fixed income security prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of the fixed income security, the more a change in interest rates affects the security’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Issuer-Specific Risk:  The price of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The price of securities of smaller issuers can be more volatile than those of larger issuers. The price of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

Limited History of Operations Risk:  The Fund and Master Fund are new mutual funds and have a limited history of operation.

Management Risk:  The Master Fund’s ability to identify and invest in attractive opportunities is dependent upon Ascendant. If one or more key individuals leave, Ascendant may not be able to hire qualified replacements or may require extended time to do so. This situation could prevent the Master Fund from achieving its investment objectives.

Master-Feeder Structure Risk:  While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeder funds, if any, of their shares in the Master Fund could have adverse effects on the Fund, such as requiring the liquidation of a substantial portion of the Master Fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeder funds of the Master Fund, if any, may have a greater ownership interest in the Master Fund than the Fund’s interest, and, therefore, could have effective voting control over the operation of the Master Fund.

Natural Resource Risk:  The Master Fund’s exposure to companies primarily engaged in the natural resource markets may subject the Master Fund to greater volatility than investments in traditional securities. Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Economic forces, including forces affecting the agricultural commodity, energy and mining markets, as well as government policies and regulations affecting the extraction and production of natural resources could adversely affect the Master Fund’s portfolio companies and, thus, the Master Fund’s returns. Governmental policies affecting the natural resources industries, such as taxes, tariffs, duties, subsidies and import and export restrictions on commodities and commodity products, can influence industry profitability and the volume and types of exports. In addition, the Master Fund’s portfolio companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of the Master Fund’s portfolio companies.

No History of Mutual Fund Management:  Ascendant, the adviser to the Master Fund, has not previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to Ascendant’s management of individual and institutional accounts. As a result, investors cannot judge Ascendant by its track record of managing a mutual fund

Non-Diversification Risk Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of a Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of a Fund’s portfolio in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Portfolio Turnover Risk:  A high rate of portfolio turnover (i.e., 100% or more) will result in increased transaction costs for the Fund in the form of increased dealer spreads and brokerage commissions. High portfolio turnover also could produce higher taxable distributions and lower the Fund’s after-tax performance.

MANAGEMENT OF THE FUND

Board of Trustees and Investment Adviser

The Board of Trustees (the “Board”) has overall management responsibility for the Fund. See “Management of the Trust” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Highland Funds Asset Management, L.P., NexBank Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240 (“HFAM” or the “Adviser”), serves as the investment adviser to the Fund. The Fund has entered into an investment advisory agreement with HFAM (the “Investment Advisory Agreement”) pursuant to which HFAM provides the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and conducting investment research. To the extent that the Fund invests substantially all of its assets in the Master Fund, HFAM will continually monitor Ascendant and the investments of the Master Fund to be sure such investments continue to be appropriate for the Fund and will consider other investment options, as necessary. Additionally, HFAM furnishes offices, necessary facilities, equipment and personnel and pays the compensation of the Trustee of the Fund who is HFAM’s affiliate. In return for its advisory and administrative services, the Fund pays HFAM an advisory fee of 0.30% of the Fund’s average daily managed assets, computed and accrued daily and administrative fee of 0.20% of the Fund’s average daily managed assets, computed and accrued daily. “Average Daily Managed Assets” of the Fund shall mean the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). HFAM has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent that the annual operating expenses, excluding Acquired Fund Fees and Expenses, exceed 2.25% with respect to Class A Shares; 2.90% with respect to Class C Shares, 2.40% with respect to Class R Shares, and 1.90% with respect to Class Y Shares. This voluntary management fee and/or expense subsidy may be modified or discontinued by HFAM at any time with 14 days’ notice. A discussion regarding the Board of Trustees’ approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s initial shareholder report. The Investment Advisory Agreement may be terminated by the Fund or by vote of a majority of the outstanding voting securities of the Fund, without the payment of any penalty, on 60 days’ written notice. In addition, the Investment Advisory Agreement automatically terminates in the event of its “assignment” (as defined in the 1940 Act).

Adviser of the Master Fund

The Master Fund in which the Fund invests is managed under the general oversight of the Board of Trustees of the Northern Lights Fund Trust. Ascendant Advisors, LLC, a registered investment adviser (“Ascendant”), serves as the adviser to the Master Fund. The Adviser has entered into an agreement (the “Participation Agreement”) with Ascendant and the Fund, pursuant to which Ascendant pays the Fund a fee equal to 0.30% of the Fund’s assets invested in the Master Fund, computed daily and payable monthly. Ascendant provides a quarterly certification to the Board confirming the fee is paid from the bona fide profits of Ascendant. Pursuant to the terms and conditions of the Participation Agreement, HFAM will have oversight of Ascendant as it relates to the Fund’s investment in the Master Fund, as if Ascendant were a sub-adviser to the Fund.

Ascendant was established in 1970 and serves as an investment adviser for separate accounts, individual investors and other mutual funds. Ascendant was previously named Pension Management Corporation and was renamed in July 2009. Ascendant’s principal address is Four Oaks Place, 1330 Post Oak Blvd, Suite 1550, Houston, Texas, 77056.

Multi-Manager Structure

Highland Funds II (the “Trust”) and the Adviser qualify for exemptive relief under a multi-managers’ exemptive order (the “Order”) from certain provisions of the 1940 Act, pursuant to which the Adviser will, subject to the oversight of the Fund’s Board of Trustees, be permitted to enter into and materially amend sub-advisory agreements on behalf of the Fund with sub-advisers unaffiliated with the Adviser without such agreements being approved by the shareholders of the Fund. The Fund’s Board of Trustees and the Adviser will therefore have the right to hire, terminate or replace sub-advisers without first obtaining shareholder approval, including in the event that a sub-advisory agreement has automatically terminated as a result of an assignment. The Adviser will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. The Trust has obtained approval of the Fund’s reliance on the Order from the Board and from the initial shareholder of the Fund. The Trust and the Adviser will be subject to certain conditions imposed by the Order, including the condition that within 90 days of hiring of a new non-affiliated sub-adviser, the Fund will provide shareholders with an information statement containing information about the sub-adviser. Shareholders of the Fund retain the right to terminate a sub-advisory agreement for the Fund at any time by a vote of the majority of the outstanding securities of the Fund.

Portfolio Manager

[Joe Dougherty is a partner of Highland Capital Management, L.P. and president of HFAM. In this capacity, Mr. Dougherty manages a team dedicated to the day-to-day operations of the retail products. Prior to his current duties, Mr. Dougherty served as a portfolio manager for Highland’s registered products, alongside several other portfolio managers. Mr. Dougherty served as portfolio analyst for Highland from 1998 to 1999. As portfolio analyst, Mr. Dougherty followed companies within the chemical, retail, supermarket, wireless and restaurant sectors. Prior to joining Highland in March 1998, Mr. Dougherty served as an investment analyst with Sandera Capital Management from 1997 to 1998. Formerly, he was a business development manager at Akzo Nobel from 1994 to 1996 and a senior accountant at Deloitte & Touche, LLP from 1992 to 1994. He received an MBA from Southern Methodist University and a BS in Accounting from Villanova University. Mr. Dougherty has earned the right to use the Chartered Financial Analyst designation and is a licensed Certified Public Accountant.]

Todd Smurl, CFA, is President and Chief Compliance Officer of Ascendant. In this role, he is responsible for the overall growth and oversight of the firm’s activities. Prior to his current role, Mr. Smurl founded Consilium Wealth

Consulting, a professional services firm targeting the wealth management industry. Prior to Consilium, Mr. Smurl was an Executive Vice President and Managing Director for Compass Bank’s Wealth Management Division, overseeing approximately $4 billion of assets under management. Prior to joining Compass, Mr. Smurl was a Senior Vice President with the Private Bank at Bank of America, holding several positions including Director of Alternative Investments, Regional Investment Strategist and Portfolio Manager. He holds a BBA from University of Central Arkansas and an MBA from the University of Arkansas at Little Rock. Mr. Smurl is a CFA Charter holder and is a member of the Houston Society of Financial Analysts.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by the Fund.

Underwriter of the Fund

The Fund’s shares are offered for sale through BNY Mellon Distributors Inc. (the “Underwriter”), 760 Moore Road, King of Prussia, Pennsylvania 19406. Shareholders and Financial Advisors (as defined under “How to Buy Shares”) should not send any transaction or account requests to this address. Transaction or account requests should be directed to Highland Funds II — Highland Natural Resources Fund, P.O. Box 9840, Providence, RI 02940.

Administrator/Sub-Administrator

HFAM provides administration services to the Fund for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. In such capacity, HFAM generally assists the Fund in all aspects of its administration and operations. Under a separate sub-administration agreement, HFAM has delegated certain administrative functions to [[sub-administrator]], [[address]], and pays [[ ]] a portion of the fee it receives from the Fund ([ ]%). Under the sub-administration agreement, [[ ]] has agreed to provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the SEC; and prepare various materials required by any state securities commission having jurisdiction over the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures to protect the Fund’s portfolio information and prevent the misuse of that information by third parties. A description of the Fund’s policies and procedures relating to the disclosure of portfolio holdings is available in the Fund’s SAI.

HOW TO BUY SHARES

You can purchase shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business (see “Net Asset Value”). You can purchase shares of the Fund from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Underwriter with respect to the sale of shares of the Fund (a “Financial Advisor”), or BNY Mellon Investment Servicing (US), Inc., the Fund’s transfer agent (the “Transfer Agent”). Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Fund has authorized Financial Advisors to receive purchase and redemption orders on its behalf. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good order.” The specific requirements for “good order” depend on the type of transaction and method of purchase. Contact HFAM if you have questions about your circumstances. Generally, “good order” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary documentation and signatures. Customer orders will be priced at the Fund’s NAV per share next computed after the orders are received by a Financial Advisor or its authorized designee in good order. Investors may be charged a fee by their Financial Advisors, payable to the Financial Advisor and not the Fund, if investors effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA PATRIOT Act may require the Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If the Fund, a Financial Advisor or authorized designee is unable to verify your customer information, the Fund reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Fund:

Method	Instructions

Through your Financial Advisor	Your Financial Advisor can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Advisor may charge you fees for executing the purchase for you.
By check (new account)(1)	For new accounts, send to the Fund, at the address noted below,(2) a completed application and check made payable to “Highland Funds II — Highland Natural Resources Fund.” All purchases must be in U.S. Dollars and must be drawn on a U.S. bank. Highland Funds II does not accept cash, U.S. savings bonds, traveler’s checks, money orders, California warrant checks, starter checks, third-party checks, or credit card courtesy checks. Checks dated six months old or older and post-dated checks will not be accepted.
By check (existing account)(1)	For existing accounts, fill out and return to the Fund, at the address noted below,(2) the additional investment stub included in your account statement, or send a letter of instruction, including the Fund name and account number, with a check made payable to “Highland Funds II — Highland Natural Resources Fund.” All purchases must be in U.S. Dollars and must be drawn on a U.S. bank. Highland Funds II does not accept cash, U.S. savings bonds, traveler’s checks, money orders, California warrant checks, starter checks, third-party checks, or credit card courtesy checks. Checks dated six months old or older and post-dated checks will not be accepted.
By exchange	You or your Financial Advisor may acquire shares of the Fund for your account by exchanging shares you own in certain other funds advised by HFAM or Highland Capital Management, L.P., an investment adviser affiliated with HFAM, for shares of the same class of the Fund at no additional cost (see “Exchange of Shares”). To exchange, send written instructions to the Fund, at the address noted below(2) or call (877) 665-1287.
By wire	You may purchase shares of the Fund by wiring money from your bank account to your Fund account. Send funds by wire to:
[ ]
[ ]
[ ]
[ ]
[ ]
FBO: [Highland Natural Resources Fund]/[your account number]
To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time.
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to Highland Funds II — Highland Natural Resources Fund, at the address noted below.(2) After completing a new account application, please call (877) 665-1287 to obtain your account number. Please include your account number on the wire.

Method	Instructions

By electronic funds transfer via an automated clearing house (“ACH”) transaction(1)	You may purchase shares of the Fund by electronically transferring money from your bank account to your Fund account by calling (877) 665-1287. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
Automatic investment plan	You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre- authorized amount to be sent via electronic funds transfer. For this feature, please call the Fund at (877) 665-1287 or visit the Fund’s website (http://www.highlandfunds.com).

(1)	The redemption of shares purchased by check or an automated clearing house (“ACH”) transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by check or ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the Fund.

(2)	Regular Mail: Send to “Highland Funds II — Highland Natural Resources Fund,” P.O. Box 9840, Providence, RI 02940. Overnight Mail: Send to “Highland Funds II — Highland Natural Resources Fund,” 101 Sabin Street, Pawtucket, RI 02860.

Minimum Investments (for Class A and Class C)

	By mail	By wire	Automatic

Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

Accounts that fall below the $500 account minimum may be automatically redeemed by the Fund on 30 days’ notice and the account shareholder will bear any associated transaction costs, market exposure risks and tax consequences.

Minimum Investments (for Class R and Class Y shares)
(eligible investors only)*

	Class R	Class Y

Initial Investment	None	$1 million	**
Subsequent Investments	None	None

*	Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors. Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

**	The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

The Fund reserves the right to change or waive the investment minimums and reserves the right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size. The Fund also reserves the right to reject for any reason, or cancel as permitted or required by law, any purchase order. In addition, without notice, the Fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

Retirement Plans

Shares of the Fund are available for purchase through individual retirement accounts (“IRA”) and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from your Financial Advisor or the Fund.

Purchases in Kind — If You Invest More than $10 Million

Large investments in the Fund ($10 million or more) may be detrimental to existing shareholders because they can significantly increase transaction costs charged to existing shareholders. In these circumstances, the Fund may require that you purchase Fund shares “in kind,” or provide the Fund with securities instead of cash. The Fund or the Transfer Agent would inform you of the securities acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Fund shares of equal value. You may have to pay associated brokerage commissions for the securities that you purchase. The transfer of securities to the Fund will be a taxable event.

Choosing a Share Class

The Fund offers four classes of shares in this Prospectus — Class A, Class C, Class R and Class Y Shares. Based on your personal situation, your Financial Advisor can help you decide which class of shares makes the most sense for you. Sales charges and expenses are determined by the shares class you select and the manner in which you purchase.

Class A shares carry an initial sales charge. Class A shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% contingent deferred sales charge if the shares are sold within one year of purchase. Class C shares are offered without an initial sales charge, but are subject to a CDSC for one year after purchase. Class R and Class Y shares are offered without an initial sales charge or a CDSC, but are not available to individual investors that invest directly with the Fund. Class C and Class R shares have higher annual operating expenses than Class A and Class Y shares because of higher distribution and shareholder service fees.

Your Financial Advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the distribution and shareholder service fees for the Class R shares have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to Financial Advisors.

The Fund may modify the manner in which shares are offered, minimum investments, or sales charge rates or waivers at any time without prior notice.

Purchasing Class A Shares

Class A shares may be appropriate for long-term investors who compensate their investment professionals for the services they provide with traditional front-end sales charges and for investors who qualify for quantity discounts or waivers. Your purchases of Class A Shares are made at the public offering price for these shares, that is, the NAV per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in the Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. As shown in the table below, a portion of the sales charge is paid as a commission to your Financial Advisor on the sale of Class A Shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the tables below.

Sales Charge
% of
	As a % of				Offering
	the Public		As a % of		Price Paid to
	Offering		Your Net		Financial
Amount Invested**	Price		Investment		Advisor*

Less than $50,000	[5.75	%]	[6.10	%]	[5.25	%]
$50,000 to $99,999,	[4.25	%]	[4.44	%]	[3.75	%]
$100,000 to $249,999	[3.25	%]	[3.36	%]	[2.75	%]
$250,000 to $499,999	[2.50	%]	[2.56	%]	[2.00	%]
$500,000 to $999,999	[2.00	%]	[2.04	%]	[1.55	%]
$1,000,000 or more***	[None]		[None]		[†]

*	From time to time, the Fund may decide to reallow the entire amount of the front-end sales charge to dealers. Dealers who receive more than 90% of the sales charge may be considered “underwriters” under the U.S. securities laws.

**	Except for certain employee benefit plans that select Class C shares (see “Purchasing Class C Shares” below), purchases of $1,000,000 or more intended for Class C shares should be made in Class A shares (for individual investors) or in Class Y shares (for institutional investors).

***	Purchases of $1 million or more of Class A shares pursuant to a sales charge waiver are subject to a 1% CDSC if redeemed within one year of purchase. The Class A shares CDSC does not apply to investors purchasing $1 million or more of the Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to another sales charge waiver. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value at the time of the purchase or its net asset value at the time of redemption.

†	For purchases through a Financial Advisor that exceed $1 million, the Financial Advisor will receive a concession of 0.50% of any amounts under $3 million, 0.40% of any amounts greater than $3 million and less than $5 million; 0.25% of any amounts greater than $5 million and less than $25 million and 0.12% thereafter, to the selling dealer.

Reduced Sales Charges for Class A

You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of the Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Underwriter and your Financial Advisor, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. The Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Highland Funds I, Highland Funds II and the RBB Cash Fund (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Adviser and distributed by the Underwriter and as otherwise permitted from time to time by the Board.

You may also pay a lower sales charge when purchasing Class A Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege.

Purchasing Class C Shares

Class C Shares may be appropriate for shorter-term investors, if you do not want to pay a traditional front-end sales charge on your purchase of Fund shares or are unsure of the length of time you will hold your investment.

Class C Shares are available for investment through programs or platforms maintained by Financial Advisors, provided that the cost to HFAM (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 1.00% (reflecting the Class C shares distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Because you may purchase Class C Shares at the NAV next determined without paying an initial sales charge, your entire investment in Class C Shares is available to work for you. However, Class C Shares pay a higher Rule 12b-1 fee than each of the other share classes and never convert to Class A Shares. In that regard, Class C Shares may be more appropriate for investors with a shorter investment horizon because long-term shareholders of Class C Shares may pay more than the economic equivalent of Class A Shares’ maximum front-end sales charge.

Trail commissions of up to 1.00% may be paid to Financial Advisors that provide on-going services with respect to Class C Shares.

Class C Shares are subject to a 1% CDSC if redeemed within one year of purchase. Proceeds from the CDSC may be used to defray the expenses of the Fund and HFAM related to the sale of Class C Shares, including the payment of compensation to Financial Advisors. For purposes of calculating the CDSC, the start of the holding period is the date on which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Fund will automatically redeem those shares (if any) not subject to a CDSC and then those you have held the longest. In certain circumstances, CDSCs may be waived, as described in the SAI.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or the net asset value at the time of redemption.

Intended purchases of Class C Shares of $1,000,000 or more by investors not eligible for Class Y Shares should be made in Class A Shares. An amount up to 1% of the amount invested in Class C Shares may be paid to Financial Advisors.

Purchasing Class R Shares

Class R Shares have no initial sales charges or CDSC.

Class R Shares are available to investors who invest through programs or platforms maintained by Financial Advisors that aggregate trades for groups of investors through omnibus or pooled account arrangements, provided that the cost to HFAM (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.65% (including the 0.50% distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R Shares.

Although Class R Shares pay a lower Rule 12b-1 fee than Class C Shares, Class R Shares pay a higher Rule 12b-1 fee than Class A Shares.

Trail commissions of up to 0.50% may be paid by the Distributor to Financial Advisors that provide on-going services with respect to Class R Shares.

Purchasing Class Y Shares — Institutional Investors

Class Y Shares have no initial sales charges or CDSC.

Class Y Shares are available to investors who invest through programs or platforms maintained by Financial Advisors, provided that the cost to HFAM (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.15% of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible investors investing through programs or platforms maintained by Financial Advisors.

Class Y Shares may also be purchased by: (i) existing Class Y shareholders of record that still hold Class Y shares of any Highland Fund as of January 29, 2008; and (ii) all other institutional investors, including defined benefit plans, endowments, foundations and corporations purchasing shares for their own accounts directly with the Fund, with a minimum initial investment of $1 million in each Fund for each such investor.

Individual investors that invest directly with the Fund are not eligible to invest in Class Y shares.

REDEMPTION OF SHARES

The Fund redeems its shares based on the NAV next determined after the Transfer Agent or Financial Advisor receives your redemption request in good order. The Fund reserves the right to reject any redemption request that is not in good order. The specific requirements for good order depend on the type of account and transaction and the method of redemption. Contact HFAM if you have any questions about your particular circumstances. Generally, “good order” means that the redemption request meets all applicable requirements described in this Prospectus. See “Net Asset Value” for a description of the calculation of NAV per share.

You can redeem shares of the Fund on any day that the NYSE is open for business. The Fund, however, may suspend the right of redemption and postpone payment for more than seven days: (i) during periods when trading on the NYSE is closed on days other than weekdays or holidays; (ii) during periods when trading on the NYSE is restricted; (iii) during any emergency which makes it impractical for the Fund to dispose of its securities or fairly determine the NAV of the Fund; and (iv) during any other period permitted by the SEC for your protection.

The Fund is meant for long-term investing. It is not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the Fund has adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Fund reserves the right to amend these policies and procedures at any time without prior notice to investors or Financial Advisor.

Direct Investor Accounts.  An investor that redeems or exchanges out of (or purchases) the Fund within 30 days of a purchase or exchange into (or redemption out of) the Fund may be restricted from further investing in the Fund or any other Highland Fund or exchanging between Highland Funds, subject to the exceptions described below, all without prior notice to the investor. The Fund may also restrict investments and exchanges by investors that are believed to have engaged in a pattern of disruptive trading. In addition, the Fund may reject purchase orders or terminate or restrict the exchange privileges of any account associated with a broker- dealer representative, branch office, or firm that the Fund has determined to be a source or facilitator of disruptive trading, even if no disruptive trading has occurred in that particular account. Exchanges and purchases may be permitted again for restricted investors under certain circumstances in the sole discretion of HFAM. The foregoing restrictions apply to direct investor accounts and do not apply to shares held on the books of Financial Advisors through omnibus accounts with the Fund. The restrictions applicable to omnibus accounts with Financial Advisors are discussed below.

The restrictions described above do not apply to (1) systematic withdrawals (e.g., regular periodic automatic redemptions, dividend and capital gain distributions, and systematic share class conversions); (2) systematic purchases (e.g., regular periodic automatic purchases, payroll contributions, and dividend reinvestments) where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by HFAM (4) transactions initiated by the trustee or adviser to a donor advised charitable fund; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by HFAM. The Fund may also exclude small transactions less than an amount set from time to time under the Fund’s policies.

Omnibus Accounts with Financial Advisors.  The Fund is also offered through Financial Advisors that may establish an “omnibus” account with the Fund. Because the Fund may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the Fund to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of Financial Advisors or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with a Financial Advisor, the Fund will consider whether the Financial Advisor has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the Fund to direct accounts). If the Financial Advisor has its own disruptive trading policies and procedures, the Fund will seek assurance from the Financial Advisor that such policies and procedures will be effectively enforced.

If the Financial Advisor does not have its own disruptive trading policies and procedures, the Fund will seek to obtain the Financial Advisor’s cooperation in enforcing the Fund’s disruptive trading policies and procedures to the extent feasible. Such cooperation may include periodically providing the Fund with the trading activity of its underlying investors and, if disruptive trading is detected by the Fund, making efforts to stop it.

There are a number of existing omnibus accounts with Financial Advisors that were established prior to the adoption of the foregoing policies and procedures. These Financial Advisors may not have their own disruptive trading policies and procedures and/or the Fund may not have obtained their cooperation in enforcing the Fund’s disruptive trading policies and procedures. The Fund will continue to make reasonable efforts to work with these Financial Advisors to implement the policies and procedures described above, although there is no guarantee that such efforts will be successful.

Defined Contribution Plans.  Participants in certain defined contribution plans that exchange out of the Fund may be restricted from further exchanging back into the Fund for a period of at least 30 days. This restriction does not affect the participant’s ability to exchange into any investment option that has not been restricted or the participant’s ability to continue contributions into the participant’s defined contribution plan (including the Fund). This restriction also does not apply to certain withdrawals (such as distributions, hardship withdrawals and plan loans), systematic rebalancing or loan repayments.

Reservation of Rights to Reject Purchase or Exchange Orders.  The Fund reserves the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or Financial Advisor.

Limitations on Ability to Prevent Disruptive Trading.  Despite the efforts of the Fund and the Distributor to protect the Fund from harm caused by disruptive trading, there is no guarantee that the Fund’s disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Fund to detect or stop disruptive trading in certain omnibus accounts with Financial Advisors. Regardless of whether those Financial Advisors have their own disruptive trading policies and procedures or cooperate in enforcing the Fund’s policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the Fund to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Fund may not be able to detect or stop disruptive trading until harm to the Fund has already occurred.

Risks of Disruptive Trading.  Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may: (1) require the Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market; (2) require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and (3) increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently as assets move in and out.

To the extent the Master Fund invests in foreign securities, it may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern Time).

Redemption Fee.  A 2% redemption fee is charged on redemptions of shares of the Fund that are redeemed (either by selling the shares or exchanging into another Highland Fund) within two moths of purchase (either by buying the shares or exchanging into the Highland Funds), subject to certain exceptions. Shares of the Fund held for more than two months are not subject to this 2% redemption fee. To discourage shareholders from engaging in disruptive trading in the Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of the Fund. This fee is paid to the Fund, not to HFAM or the Distributor, and is designed to offset the brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to redemption of shares: (1) acquired through dividends or capital gains investments; (2) purchased through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected through systematic withdrawal plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its Transfer Agent or indirectly through an Financial Advisor.

The 2% redemption fee will also be imposed on investments made through Financial Advisors in certain omnibus accounts that are not exempt as described above.

Financial Advisors may impose short-term trading restrictions that differ from those of the Fund. Any shareholder purchasing shares of the Fund through a Financial Advisor should check with the Financial Advisor or the Fund to determine whether the shares will be subject to a short-term trading fee.

The Fund reserves all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

You may redeem shares of the Fund through your Financial Advisor or its authorized designee or directly from the Fund through the Transfer Agent. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are various methods for redeeming shares:

Method	Instructions

By letter	You may mail a letter requesting redemption of shares to: “Highland Funds II — Highland Natural Resources Fund,” P.O. Box 9840, Providence, RI 02940. Your letter should state the name of the Fund, the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A Medallion signature guarantee is required for each signature on your redemption letter. You can obtain a Medallion signature guarantee from financial institutions, such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a Medallion signature guarantee. If the account is registered to a corporation, trust or other entity, additional documentation may be needed. Please call (877) 665-1287 for further details.
By telephone or the Internet	Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with the Transfer Agent by calling (877) 665-1287 or visiting the Fund’s website at http://www.highlandfunds.com. If the Transfer Agent acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither the Transfer Agent nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another series of Highland Funds I, Highland Funds II or the RBB Cash Fund (each as defined below under “Exchange of Shares”) or registered, open-end investment companies

Method	Instructions

advised by the Adviser and distributed by the Underwriter and as otherwise permitted from time to time by the Board of Trustees. Among the procedures the Transfer Agent may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.
Proceeds by check	The Fund will make checks payable to the name(s) in which the account is registered and normally will mail the check to the address of record within seven days.
Proceeds by bank wire	The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your new account application or on a subsequent letter in good order as described above under the instructions for redeeming shares “By letter.” The proceeds are normally wired on the next business day.

Automatic Cash Withdrawal Plan

You may automatically redeem shares on a monthly basis if you have at least $10,000 in your account and if your account is directly registered with the Transfer Agent. Call (877) 665-1287 or visit http://www.highlandfunds.com for more information about this plan.

Involuntary Redemption

The Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below $5,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $5,000.

Redemption Proceeds

A redemption request received by the Fund will be effected at the NAV per share next determined after the Fund receives the request in good order. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If, however, you purchased your Fund shares by check or ACH transaction, and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by check or ACH until the purchase amount has been deemed collected, which is eight business days from the date of purchase for checks and five business days from the date of purchase for ACH transactions. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the NAV per share next determined after receipt by the Transfer Agent or your Financial Advisor of your redemption request in good order.

The Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only if the Adviser or the Board of Trustees believes that it would be in the Fund’s best interests not to pay redemption proceeds in cash. If the Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, you could find it more difficult to sell such securities and may not be able to sell such securities at prices that reflect the Adviser’s or your assessment of their fair value or the amount paid for them by the Fund. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors. Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, a redemption of shares is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”).

EXCHANGE OF SHARES

Shareholders of the Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Highland Funds II, except Highland Money Market Fund II (currently, Highland U.S. Equity Fund, Highland Core Value Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Equity Fund, Highland International Equity Fund, Highland Fixed Income Fund, Highland Government Securities Fund, Highland Short-Term Government Fund, Highland Tax-Exempt Fund, and Highland Total Return Fund, Highland Trend Following Fund, Highland Energy and Materials Fund, Highland Dividend Equity Fund) or the Retail Class of shares of Highland Money Market Fund II, and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account in the Fund into which you wish to exchange your shares, you will need to exchange enough Fund shares to satisfy such Fund’s current minimum investment account requirement. Read the Fund’s Prospectus carefully before investing.

Shareholders of the Fund also may exchange their Fund shares on any business day for shares of the same share class of any series of Highland Funds I (currently, Highland Long/Short Equity Fund, Highland Long-Short Healthcare Fund and Highland Floating Rate Opportunities Fund) (“Highland Funds I”), and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account inHighland Funds I into which you wish to exchange your shares, you will need to exchange at least $5,000 ($50 for individual retirement accounts) of Fund shares in order to satisfy Highland Long/Short Equity Fund and Highland Long-Short Healthcare Fund’s current minimum investment account requirements and at least $2,500 ($50 for individual retirement accounts) of Fund shares in order to satisfy Highland Floating Rate Opportunities Fund’s current minimum investment account requirement. Call (877) 665-1287 for the applicable Highland Funds I prospectus, including applicable investment minimums, and read it carefully before investing.

Additionally, you can also exchange your Fund shares on any business day for shares of the RBB Money Market Fund (the “RBB Cash Fund”), a money market mutual fund advised by BlackRock Advisors, LLC. The minimum to open an account in the RBB Cash Fund is currently $1,000. Call (877) 665-1287 for the RBB Cash Fund prospectus, including applicable investment minimums, and read it carefully before investing.

Shareholders of the Fund and the RBB Cash Fund may exchange their shares for shares of the same class of any series of Highland Funds II Funds at the relative daily NAVs per share. If the shares of the Fund or any Participating Fund (other than the RBB Cash Fund) that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will not be charged that CDSC upon the exchange. However, when you sell the shares acquired through the exchange (the “Acquired Shares”), the shares sold may be subject to a CDSC, depending upon when you originally purchased the Exchanged Shares. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares (and includes the period during which the Acquired Shares were held), and the applicable CDSC will be based on the CDSC schedule of the Exchanged Shares. No CDSC is charged when you exchange your shares of the Fund into the RBB Cash Fund; however, notwithstanding any statement above to the contrary, the applicable CDSC (based on the CSDC schedule of the Exchanged Shares) will be imposed when shares are redeemed from the RBB Cash Fund and will be calculated without regard to the holding time of the RBB Cash Fund.

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Fund may reject any exchange request for any reason, including if it does not think that the exchange is in the best interests of the Fund and/or its shareholders. The Fund may also terminate your exchange privilege if the Adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund or if the Fund otherwise determines that your exchange activity is contrary to their short-term trading policies and procedures.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”).

To exchange by telephone, call 1-877-665-1287. Please have your account number and taxpayer identification number available when calling.

Distribution and Service Fees

The Fund is authorized under separate distribution plans (each “Plan” and collectively the “Plans”) to use the assets attributable to the Fund’s Class A, Class C, Class R and Class Y Shares, as applicable, to finance certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class A, Class C, Class R and Class Y Shares and the services provided to you by your Financial Advisor. The Plans operate in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.

Under the Plans, distribution and service fees paid by the Fund to the Underwriter will be at the rates shown in the table below. The Underwriter may pay all or a portion of these fees to Financial Advisors whose clients own shares of the Fund. These payments may include fees payable to NexBank Securities, Inc., a FINRA member broker-dealer that is an affiliate of the Adviser. Because the distribution and service fees are payable regardless of the Underwriter’s expenses, the Underwriter may realize a profit from the fees. The Plan authorizes any other payments by the Fund to the Underwriter and its affiliates to the extent that such payments might be construed to be indirect financing of the distribution of shares of the Fund. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of FINRA.

The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fees materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. A Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

In addition to payments under the Plans, from time to time the Fund may pay broker-dealers and other intermediaries account-based fees for networking and account maintenance.

In addition, HFAM and/or the Underwriter may, from time to time, at their own expense out of their own financial resources, make cash payments to broker-dealers as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. Such cash payments may be calculated on sales of shares of the Fund (“Sales-Based Payments”) or on the average daily net assets of the Fund attributable to that particular broker-dealer (“Asset-Based Payments”). Each of HFAM and/or the Underwriter may agree to make such cash payments to a broker-dealer in the form of either or both Sales-Based Payments and Asset-Based Payments. HFAM and/or the Underwriter may also make other cash payments to broker-dealers in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those broker-dealers and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on shares of the Fund sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Advisor; or other expenses as determined in HFAM’s or the Underwriter’s discretion, as applicable. In certain cases these other payments could be significant to the broker-dealers. Any payments described above will not change the price paid by investors for the purchase of the shares of the Fund, the amount that the Fund will receive as proceeds from such sales, or the amounts payable under the Plans. Each of HFAM and/or the Underwriter determines the cash payments described above in its discretion in response to requests from broker-dealers, based on factors it deems relevant. Broker-dealers may not use sales of the Fund’s shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by HFAM and/or the Underwriter to any broker-dealer in connection with the distribution of any shares of the Fund will count towards the maximum imposed by FINRA on underwriter compensation in connection with the public offering of securities. In addition, HFAM may utilize its own resources to compensate the Underwriter for distribution or service activities on behalf of the Fund. These payments are not reflected in the annual fund operating expenses section of the “Fees and Expenses” table for the Fund.

Distribution and Shareholder Service Fee Rates

	Highland Natural Resources Fund
	Distribution Fee	Service Fee

Class A	0.10%	0.25	%*
Class C	0.75%	0.25	%*
Class R	0.25%	0.25	%*
Class Y	None	None

*	The 0.25% paid under the Rule 12b-1 service fee plan may be used for distribution and/or shareholder service expenses.

DIVIDENDS AND DISTRIBUTION

The Fund pays dividends from net investment income and distributions from net capital gains once each year. Unless you instruct the Fund to pay dividends from net investment income and distributions from net capital gains to you in a check mailed to you, they will automatically be reinvested in your account. There are no fees or charges to reinvest dividends or distributions. The Fund reserves the right to pay dividends from net investment income and distributions from net capital gains (net of applicable withholding taxes, if any) to non-U.S. residents in a check mailed to them.

The Fund is subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Fund may pay dividends from net investment income and distribute net capital gains more frequently.

TAXATION

Tax issues can be complicated. We suggestion consult your tax advisor for any questions you may have.

Except for investments made through tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxes at long-term capital gain rates regardless of how long you have owned your shares. Certain dividends paid to individuals currently may qualify to be taxes at long-term capital gain rates if the necessary holding periods are satisfied. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term depending upon how long you held those shares. If you exchange shares for the same class of another series of Highland Funds I, Highland Funds II, the RBB Cash Fund or any other Participating Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.

If you buy shares of the Fund when the Fund has accumulated income or realized capital gains but has not yet distributed the income or gains shortly before the ex-dividend date, you will be “buying a dividend” by paying the full price for shares of the Fund but may receive part of the purchase price back in the form of a taxable distribution. To avoid “buying a dividend”, you should check the Fund’s distribution schedule prior to investing. You are responsible for any tax liabilities generated by your transaction.

Taxes on Transactions

Redemptions (including exchanges) may result in capital gains or losses for federal income tax purpose. A capital gain or loss on your investment is generally the difference between the cost basis of your shares and the proceeds you receive upon sale.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, the Fund is obligated by law to withhold 28% of taxable Fund distributions and the proceeds from redemption of Fund shares.

Additional Information

Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI. You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

Net Asset Value (NAV)

The NAV per share of Fund’s Class A, Class R and Class Y Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day or on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The NAV per share of each class of shares of the Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of the Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share of the Fund next made after the purchase or redemption order is received in good order. The value of the Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

Each investor in the Master Fund, including the Fund, may add to or reduce its investment in the Master Fund on each business day on which shares of the Fund are sold to the public. At the close of each such day, the value of each investor’s beneficial interest in the Master Fund will be determined by multiplying the net value of the Master Fund, as determined by [[amortized cost]], by the percentage, effective for that day, which represents that investor’s share of the aggregate beneficial interests in the Master Fund. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The percentage of the aggregate beneficial interests in the Master Fund held by each investor in the Master Fund, including the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the investor’s investment in the Master Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from such investor’s investment in the Master Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net value of the Master Fund, as determined by [[amortized cost]], as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Master Fund by all investors, including the Fund, in the Master Fund. The percentage so determined for the Fund will then be applied to determine the value of the Fund’s interest in the Master Fund as of the close of the following business day.

The Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board of Trustees. The value of the Fund’s investments is generally determined as follows:

•	Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit-impaired and have remaining maturities of 60 days or less will be valued at amortized cost, a method of valuation which approximates market value.

•	Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund.

•	Investments by the Fund in any other mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

•	All other portfolio securities, including derivatives and cases where market quotations are not readily available, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees. Pursuant to the Fund’s pricing procedures, securities for which market quotations are not readily available may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security). Market quotations may also be not “readily available” if an event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of the Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of the Fund. Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.

FINANCIAL HIGHLIGHTS

As the Fund has not begun operations as of the date of this Prospectus, there are no financial highlights to report.

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and expenses of the Fund, we may, in accordance with applicable law, send a single copy of the Fund’s Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of the Fund. Additional copies of the Prospectus and shareholder reports may be obtained by calling (877) 665-1287. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

Investment Adviser
Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75420

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860

Custodian
The Bank of New York Mellon
8800 Tinicum Boulevard
Philadelphia, PA 19153

Distributor
BNY Mellon Distributors Inc.
Member FINRA

Highland Natural Resources Fund Prospectus

If you wish to know more

You will find additional information about the Fund in the following documents:

Statement of Additional Information (SAI):  The SAI contains additional information about the Fund and its investment strategies and policies and is incorporated by reference and is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders:  Additional information about the Fund’s investments will be available in the Fund’s semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Highland Natural Resources Fund

You may obtain a free copy of the SAI or the Fund’s annual/semi-annual report and make shareholder inquiries by contacting:

BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860

Telephone 1-877-665-1287

Website www.highlandfunds.com

The Trust’s Investment Company Act Registration Number: 811-07142

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THIS AMENDMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
HIGHLAND FUNDS II

HIGHLAND NATURAL RESOURCES FUND
STATEMENT OF ADDITIONAL INFORMATION
[_____], 2011
NexBank Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75420
For information, call 1-877-665-1287

	Class A	Class C	Class R	Class Y
Highland Natural Resources Fund
     This Statement of Additional Information (“SAI”) supplements the information contained in the Highland Natural Resources Fund’s Prospectus dated [_______], 2011 (the “Prospectus”), and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing Highland Funds II and Highland Natural Resources Fund may be obtained without charge by calling the Trust at the telephone number listed above. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

INVESTMENT STRATEGIES AND RISKS
     Highland Natural Resources Fund (the “Fund”) is a non-diversified series of Highland Funds II (“the Trust), an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated August 10, 1992, as amended. The Fund will offer four classes of shares: Class A, Class C, Class R and Class Y. As of the date of this SAI, the Fund has not yet commenced operations.
     Highland Funds Asset Management, L.P. (“HFAM”) is the investment adviser to the Fund. HFAM currently seeks to achieve its investment objective by investing substantially all of its assets in the Ascendant Natural Resources Fund (the “Master Fund”) a separate investment company with the same objectives and strategies of the Fund. Ascendant Advisors, LLC is the adviser of the Master Fund.
     The principal investment objective of the Fund is not fundamental and can be changed without the approval of a majority of the outstanding voting shares of beneficial interest of the Fund. Shareholders will be given at least 60 days’ prior written notice of any change in the Fund’s investment objective. Certain investment restrictions of the Fund are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions, as well as the investment policies, of the Fund are not fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.
     There can be no assurance that the Fund will achieve its investment objectives. Investors should not consider the Fund alone to be a complete investment program. The Fund is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the portfolio managers of the Fund and of the Master Fund to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of the Fund. The securities, investments, and investment practices used by the Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline.
     The stock markets in the United States and internationally have experienced unprecedented volatility in recent years. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.
     The Fund’s investment objective and strategies are described in the Prospectus. Supplemental information concerning certain of the securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies is provided below. The Fund is not obligated to pursue the following strategies or techniques and does not represent that these strategies or techniques are available now or will be available at any time in the future. The Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objectives. The Master Fund has similar investment strategies, risks and investment policies as that of the Fund.
     The following descriptions summarize the investment techniques that may be employed by the Master Fund. The Master Fund may change certain techniques and limitations at the discretion of Ascendant and subject to approval by the Master Fund’s board of trustees. Percentage figures refer to the percentage of the Fund’s assets that may be invested in accordance with the indicated technique.
     Equity Securities. Equity securities in which the Master Fund may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.
     Common Stock and Preferred Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.
     The Master Fund may invest in preferred stock with a minimum credit rating of investment grade. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

     The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.
     Convertible Securities. The Master Fund may invest in convertible securities and non-investment grade convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
     Warrants. The Master Fund may invest in warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by the Master Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Master Fund’s net assets. Warrants acquired by the Master Fund in units or attached to securities may be deemed to be without value.
     Publicly Traded Partnerships. The Master Fund may invest in publicly traded partnerships (“PTPs”). PTPs are limited partnerships the interests in which (known as “units”) are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. PTPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may “roll up” into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the asset’s full value or as an alternative to issuing debt. A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing; or, a newly formed company may operate as a PTP from its inception.
     There are different types of risks to investing in PTPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTP’s which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively. PTPs also carry some interest rate risks. During increases in interest rates, PTPs may not produce decent returns to shareholders.
     Money Market Instruments. The types of money market instruments in which the Fund may invest either directly or indirectly are as follows: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“Government Securities”), (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers, and (vii) repurchase agreements.
     The Fund may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives,

Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”), Federal Deposit Insurance Corporation (“FDIC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Fund are instruments that are supported by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae), whereas other Government Securities that may be held by the Master Fund are supported by the right of the issuer to borrow from the U.S. Treasury (i.e., Fannie Mae) or are supported solely by the credit of the instrumentality (i.e., obligations of Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government. Other securities issued by a Government agency or related entity also may be considered Government Securities even though they are considered derivatives or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the portfolio manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund. For purposes of a repurchase agreement entered into by the Master Fund, however, Government Securities serving as collateral for that repurchase agreement means only those types of Government Securities that permit the Master Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent it is necessary or appropriate for the Master Fund to look through to that collateral.
     The Master Fund may also invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by the Master Fund may be rated no lower than A-2 by S&P or Prime-2 by Moody’s or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody’s and S&P is contained in the Appendix. At no time will the investments of the Master Fund in bank obligations, including time deposits, exceed 25% of the value of the Master Fund’s assets.
     Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of the Fund, a temporary defensive posture and (i) without limitation hold cash, or (ii) restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund’s investment objectives and policies. Under normal circumstances, the Fund may invest a portion of its total assets in cash: (i) pending investment; (ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. The Fund may also hold cash under circumstances where the liquidation of the Fund has been approved by the Board and therefore investments in accordance with the Fund’s investment objectives and policies would no longer be appropriate. To the extent that the Fund holds cash, it may not achieve its investment objectives. Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.
     Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.
     A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.
     The Master Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
     The Master Fund also may invest in fixed time deposits, whether or not subject to withdrawal penalties.
     The Master Fund may purchase the obligations generally in federally insured banks and savings and loan associations (collectively referred to as “banks”) that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.
     Debt Instruments. A debt instrument held by the Master Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in the Master Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of the Master Fund, if it is holding a significant amount of debt instruments, will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Master Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by the Master Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Master Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.
     The corporate debt securities in which the Master Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer or the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.
     Ratings as Investment Criteria. The ratings of nationally recognized statistical ratings organizations (“NRSROs”) such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of the Master Fund, the portfolio manager also relies upon its own analysis to evaluate potential investments.
     Subsequent to its purchase by the Master Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Fund. Although neither event will require the sale of the securities by the Master Fund, the portfolio manager will consider the event in its determination of whether the Master Fund should continue to hold the securities. To the extent that a NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Master Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.
     Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.
     Below Investment-Grade Debt Securities. The Master Fund is authorized to invest in securities rated lower than investment grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “below investment-grade” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.
     The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Master Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Trust’s ability to obtain accurate market quotations for purposes of valuing the securities held by the Master Fund and calculating the Master Fund’s net asset value.
     Repurchase Agreements. The Master Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Master Fund may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, the Master Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Master Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Master Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Master Fund’s holding period. The value of the securities underlying a repurchase agreement of the Master Fund is monitored on an ongoing basis by Adviser, to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Adviser also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which the Master Fund enters into repurchase agreements.
     If the Master Fund enters into a repurchase agreement, it will bear a risk of loss in the event that the other party to the transaction defaults on its obligation and the Master Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Master Fund will, in particular, be subject to the risk of a possible decline in the value of the underlying securities during the period in which the Master Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.
     Restricted and Other Illiquid Investments. The Master Fund may invest up to 10% of its assets in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A securities that have been determined to be liquid by the Board based upon the trading markets for the securities. In addition, the Master Fund may invest up to 15% of its assets in “illiquid investments.” Illiquid investments are securities that cannot be disposed of by a Master Fund within seven days in the ordinary course of business at approximately the amount at which the Master Fund has valued the securities. Illiquid investments that are held by the Master Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage-related securities and securities subject to restrictions on resale the Adviser has determined are not liquid under guidelines established by the Board.
     Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Master Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. The Master Fund’s investments in illiquid investments are subject to the risk that should the Master Fund desire to sell any of these securities when a ready buyer is not available at a price that HFAM deems representative of their value, the value of the Master Fund’s net assets could be adversely affected.
     Rule 144A Securities. The Master Fund may purchase Rule 144A securities. Certain Rule 144A securities may be considered illiquid and therefore subject to the Master Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A securities. The Master Fund’s purchase of Rule 144A securities could have the effect of increasing the level of illiquidity in the Master Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Master Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A security and monitors HFAM’s implementation of the standards and procedures.
     When-Issued, Forward Commitment and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, the Master Fund may purchase securities on a when-issued, forward commitment or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Master Fund, however, prior to the actual delivery or payment by the other party to the transaction. The Master Fund will enter into when-issued, forward commitment or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Master Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of the Master Fund’s when-issued, forward commitment or delayed-delivery purchase commitments will be segregated with the Trust’s custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.
     Securities purchased on a when-issued, forward commitment or delayed-delivery basis may expose the Master Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued, forward commitment and delayed-delivery securities could result in exaggerated movements in the Master Fund’s net asset value.
     When the Master Fund engages in when-issued, forward commitment or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Master Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
     Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree to changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.
     Foreign Securities. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.
     American Depositary Receipts. The Master Fund may invest in securities of foreign issuers in the form of American Depository Receipts (“ADRs”). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. The Master Fund may invest in ADRs through both sponsored and unsponsored arrangements.
     Currency Exchange Rates. The Master Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Master Fund’s portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
     Developing Countries/Emerging Market Countries. Investing in securities issued by companies located in developing countries or emerging market countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries or emerging market countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries or emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

     Lending Portfolio Securities. The Master Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of the Master Fund’s assets taken at value. The Master Fund’s loans of securities will be collateralized by cash, letters of credit or Government Securities. The Master Fund will retain the right to all interest and dividends payable with respect to the loaned securities. If the Master Fund lends its portfolio securities it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing the Master Fund’s loans of securities are segregated and maintained at all times with the Trust’s custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, the Master Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral.
     If the Master Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Master Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Master Fund must be able to terminate the loan at any time; (iv) the Master Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (v) the Master Fund may pay only reasonable custodian fees in connection with the loan. Payments received by the Master Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the Master Fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “DIVIDENDS, DISTRIBUTIONS AND TAXES — Taxation of U.S. Shareholders” below). When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Trust and where it is feasible to recall the securities on a timely basis, HFAM may use its reasonable efforts to recall the loaned securities. HFAM disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, the Master Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Master Fund and is acting as a “finder.”
     Securities of Other Investment Companies. The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, exchange traded funds and exchange traded notes (also referred to as “Underlying Funds”). The 1940 Act provides that the Fund may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”), or (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.
          The Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limit and the 10% Limit, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds.
          The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.
          Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.
          Investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

          Closed-End Investment Companies. The Master Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.
          The Master Fund generally will purchase shares of closed-end funds only in the secondary market. The Master Fund will incur normal brokerage costs on such purchases similar to the expenses the Master Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Master Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Master Fund purchased such securities in the secondary market.
          The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.
          The Master Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Master Fund will ever decrease. In fact, it is possible that this market discount may increase and the Master Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Master Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Master Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Master Fund.
          Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Master Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.
          Exchange Traded Funds. The majority of exchange traded funds (“ETFs”) are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, margin-ability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-end mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.
          There is a risk that an ETF in which the Master Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Master Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Master Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Master Fund invests in a sector product, the Master Fund is subject to the risks associated with that sector.
          REITs. The Master Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
          REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A hybrid REIT combines the characteristics of an equity REIT and a mortgage REIT. Although the Master Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in equity REITs.
          Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.
          Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended (the “Code”), or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Master Fund, a shareholder bears not only a proportionate share of the expenses of the Master Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
     Purchasing Put and Call Options on Securities. The Master Fund may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. The Master Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Master Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Master Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Master Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Master Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by the Master Fund in closing sale transactions, which are sales by the Master Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of the Master Fund. In addition, the premiums paid by the Master Fund in purchasing options on securities, options on securities indices and options on futures contracts will not exceed 20% of the Master Fund’s net assets.
     Covered Option Writing. The Master Fund may write covered put and call options on securities. The Master Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.
     The Master Fund will write only options that are covered. A call option written by the Master Fund will be deemed covered (i) if the Master Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Master Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Master Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the Trust’s custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust’s custodian or with a designated sub-custodian, or (ii) if the Master Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Master Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust’s custodian or with a designated sub-custodian).
     The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Master Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.
     Options written by the Master Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.
     So long as the obligation of the Master Fund as the writer of an option continues, the Master Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Master Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Master Fund effects a closing purchase transaction. The Master Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Master Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.
     The Master Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, the Master Fund would purchase, prior to the holder’s exercise of an option that the Master Fund has written, an option of the same series as that on which the Master Fund desires to terminate its obligation. The obligation of the Master Fund under an option that it has written would be terminated by a closing purchase transaction, but the Master Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Master Fund is expected to purchase only call or put options issued by the Clearing Corporation. HFAM expects that the Master Fund will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Master Fund in the over-the-counter market.
     The Master Fund may realize a profit or loss upon entering into closing transactions. When the Master Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Master Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When the Master Fund has purchased an option and engages in a closing sale transaction, whether the Master Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Master Fund initially paid for the original option plus the related transaction costs.
     Option writing for the Master Fund may be limited by position and exercise limits established by U.S. securities exchanges and NASDAQ and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, the Master Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.
     The Master Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by the Master Fund of options will depend on the portfolio manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Master Fund’s performance.

     Securities Index Options. The Master Fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Master Fund’s portfolio. The Master Fund with such option writing authority may write only covered options. The Master Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.
     A securities index option written by the Master Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.
     A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. The Master Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.
     The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.
     The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Master Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by the Master Fund of options on securities indices is subject to the portfolio manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.
     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of the Master Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although the Master Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that the Master Fund engage in such a transaction.
     Over-the-Counter (“OTC”) Options. The Master Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Master Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Master Fund, the Master Fund would lose the premium it paid for the option and the expected benefit of the transaction.
     Listed options generally have a continuous liquid market while dealer options have none. Consequently, the Master Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer that issued it. Similarly, when the Master Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Master Fund originally wrote the option. Although the Master Fund will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Master Fund, there can be no assurance that the Master Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Master Fund. Until the Master Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Master Fund’s ability to sell portfolio securities at a time when such sale might be advantageous. In the event of insolvency of the other party, the Master Fund may be unable to liquidate a dealer option.
     Spread Transactions. The Master Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Master Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Master Fund does not own, but which is used as a benchmark. The risk to the Master Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Master Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided during the life of the spread options.
     Futures Contracts and Options on Futures Contracts. The Master Fund may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the Commodities Futures Trading Commission (“CFTC”) or in the over-the-counter market. If entered into, these transactions can be made for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Master Fund.
     An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.
     The CFTC recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment adviser to the registered investment company claims an exclusion from regulation as a commodity pool operator. In connection with the management of the Master Fund, HFAM has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the Master Fund is no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The Master Fund, however, continue to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that the Master Fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the Trust’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.
     No consideration is paid or received by the Master Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Trust’s custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Master Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Master Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Master Fund may elect to close a position by taking an opposite position, which will operate to terminate the Master Fund’s existing position in the contract.
     If the Master Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Master Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Master Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.
     An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Master Fund holding the options.
     The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Master Fund’s performance.
     Although the Trust intends that the Master Fund enters into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, the Master Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.
     Forward Currency Transactions. The Master Fund may hold currencies for various portfolio management purposes such as meeting settlement requirements for foreign securities. The Master Fund also may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Master Fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. The Master Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.
     Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that the Master Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. The Master Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. The cost to the Master Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that the Master Fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust’s custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Master Fund’s commitment with respect to the contracts.
     Upon maturity of a forward currency contract, the Master Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Master Fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then, current exchange rate. The Trust may also be able to negotiate such an offset on behalf of the Master Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to the Master Fund.
     In hedging a specific portfolio position, the Master Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by the Adviser.
     The cost to the Master Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Master Fund may not be able to sell currency at a price above the anticipated devaluation level. The Master Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a registered investment company under the Code for a given year.
     In entering into forward currency contracts, the Master Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Master Fund’s ability to hedge against the risk of devaluation of currencies in which the Master Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the portfolio manager’s special skills and experience with respect to those instruments and will usually depend upon the portfolio manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Master Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, the Master Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
     The ability to dispose of the Master Fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the portfolio manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that the Master Fund will be able to utilize these contracts effectively for the intended purposes.
     Interest Rate Swaps, Currency Swaps and Index Swaps. Interest rate swaps involve the exchange by the Master Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by the Master Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by the Master Fund with another party of their respective rights to return on or increase in value of a basket of securities. Since swaps are individually negotiated, the Master Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Master Fund would be less favorable than it would have been if swaps were not used.
     Mortgage Related Securities. The Master Fund may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government sponsored corporations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.
     The average maturity of pass-through pools of mortgage related securities in which the Master Fund may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.
     Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government.
     Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the Master Fund.
     Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities in these Master Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Master Fund. Because prepayments of principal generally occur when interest rates are declining, the Master Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Master Fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Master Fund purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.
     Adjustable rate mortgage related securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing the Master Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Master Fund generally will be able to reinvest these amounts in securities with a higher current rate of return. The Master Fund, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, the Master Fund’s net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of the Master Fund before the interest rates on the underlying mortgages are adjusted to reflect current market rates.
     Collateralized mortgage related securities (“CMOs”) are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Master Fund’s invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.
     Further, if the Master Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Master Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Master Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.
     Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the portfolio manager, the Master Fund limits its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

     Floating and Variable Rate Instruments. The Master Fund may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and tend to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.
     The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.
     Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.
     The Master Fund may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit the Master Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, the Master Fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Master Fund will meet the quality criteria established by the Adviser for the purchase of debt securities. The Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Master Fund’s portfolio, as necessary.
     Short Sales Short sales are transactions in which the Master Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Master Fund. To complete such a transaction, the Master Fund must borrow the security to make delivery to the buyer. The Master Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Master Fund. Until the security is replaced, the Master Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Master Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Trust’s custodian or a designated sub-custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Master Fund also will incur transaction costs effecting short sales.
     The Master Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Master Fund replaces the borrowed security. Short sales may, however, protect the Master Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Master Fund owns, either directly or indirectly. There can be no assurance that the Master Fund will be able to close out a short position at any particular time or at an acceptable price.
     The Master Fund also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Master Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.
     Legal and Regulatory Risk. Legal, tax and regulatory changes could occur during the term of the Master Fund that may adversely affect the Master Fund. New or revised laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal

Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Master Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Master Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
     The U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict the Master Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Master Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Master Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.
     The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Master Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of the Adviser may have to be modified and that positions held by the Master Fund may have to be liquidated in order to avoid exceeding such limits, the Adviser believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Master Fund.
     The effect of any future regulatory change on the Master Fund could be substantial and adverse.
SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
     Unlike other open-end management investment companies (mutual funds) that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund, a separate registered investment company with the same investment objective, strategies and risks as the Fund. Therefore, an investor’s interest in the Master Fund’s securities is indirect. In addition to selling beneficial interests to the Fund, the Master Fund may sell beneficial interests to the Ascendant Natural Resources Fund (the “Ascendant Feeder Fund”), a separate registered investment company. The Acendant Feeder Fund will invest in the Master Fund on the same terms and conditions and will pay a proportionate share of the Master Fund’s expenses. However, the Ascendant Feeder Fund is not required to sell its shares at the same public offering price as the Fund and is not subject to comparable variations in sales loads and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the Ascendant Feeder Fund. Such differences in returns are also present in other mutual fund structures.
     The Board of Trustees believes that the Fund will achieve certain efficiencies and economies of scale through the master-feeder structure and that the aggregate expenses of the Fund are no higher than if the Fund invested directly in the securities held by the Master Fund.
     The Fund may be materially affected by the actions of the Ascendant Feeder Fund. For example, if the Ascendant Feeder Fund withdraws from the Master Fund, the Fund may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Master Fund may become less diverse, resulting in increased portfolio concentration and potential risk. Also, if the Ascendant Feeder Fund has a greater pro rata ownership in the Master Fund, it could have effective voting control of the operations of the Master Fund. Except as permitted by the Securities and Exchange Commission, whenever the Fund is requested to vote on matters pertaining to the Master Fund, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund’s shareholders. The Fund shareholders who do not vote will not affect the Trust’s votes at the Master Fund meeting. The percentage of the Trust’s votes representing the Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.
     Certain changes in the Master Fund’s investment objective, policies or restrictions may require the Fund to withdraw its interest in the Master Fund. Such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Master Fund). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

Potential Future Change to the Master-Feeder Fund Structure
     At a meeting held on [         ], shareholders of the Fund approved an investment advisory agreement under which HFAM may serve as investment adviser to the Fund. Under the agreement, HFAM is authorized to manage the assets of the Fund directly, at which point the Fund would no longer operate as a feeder fund investing its assets in the Master Fund. However, the Fund’s investment objective would not change, and HFAM anticipates investing the Fund’s assets [[in the same types of high-quality, short-term, dollar-denominated money market securities in which the Master Fund may invest.]] In addition, it is anticipated that the Fund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Master Fund. It is not anticipated that the Fund’s total operating expenses would exceed its current operating expenses as a feeder fund investing in the Master Fund.

PORTFOLIO HOLDINGS
     The Fund’s uncertified complete list of portfolio holdings information may be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial advisors and affiliated persons of the Fund and (ii) clients of HFAM or its affiliates that invest in the Fund or such clients’ consultants. No compensation or other consideration is received by the Fund, HFAM, or any other person for these disclosures. A list of the entities that will receive the Fund’s portfolio holdings information on such basis, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Company	Frequency	Lag
MorningStar Inc.	Quarterly	60 days after quarter end
Lipper, Inc.	Quarterly	60 days after quarter end
Thomson Financial	Quarterly	60 days after quarter end
     The largest five portfolio holdings are posted to the Trust’s website on a monthly basis. In addition, certain service providers to the Fund, HFAM, Transfer Agent (as defined herein) or Underwriter (as defined herein), such as rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and providing pricing quotations, members of a bank syndicate providing a committed line of credit to the Fund, Transfer Agent and entities providing contingent deferred sales charge (“CDSC”) financing, may for legitimate business purposes receive the Fund’s portfolio holdings information earlier than 30 days after month end. If the Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 30 days after month end.
     Disclosure of the Fund’s portfolio securities as an exception to the Fund’s normal business practice requires a Fund officer (other than the Treasurer) to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by the Fund, HFAM, or any other person for these disclosures. The Trustees will review annually a list of the entities that received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Fund’s shareholders on the one hand and HFAM, or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process that seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that the Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.
     Holdings are released to all of the persons and entities described above on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).
     Portfolio holdings of the Fund are disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month fiscal period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.
     The Fund’s top five holdings also are posted on the Fund’s website at www.highlandfunds.com no sooner than 15 days after the end of each month. The day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Fund.
     Finally, the Fund releases information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

INVESTMENT RESTRICTIONS
     The Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 7 below have been adopted by the Trust as fundamental policies of the Fund. Investment restrictions 8 through 10 are not fundamental policies and may be changed by a vote of the Board at any time.
     [[Fundamental Investment Restrictions.]] The following investment restrictions are fundamental policies and, as such, may not be changed without the approval of a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. The Fund will not invest in an underlying fund, such as the Master Fund, to the extent those funds violate the below fundamental restrictions.
     1. The Fund will not borrow money, except that the Fund may (a) borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, and (d) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.
     2. The Fund will not lend its assets or money to other persons, except by (a) purchasing debt obligations (including privately placed debt obligations), (b) lending cash or securities as permitted by applicable law, (c) entering into repurchase agreements, (d) investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.
     3. The Fund will not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).
     4. The Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.
     5. The Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.
     6. The Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.
     Non-Fundamental Investment Restrictions. The Fund is also subject to the following non-fundamental investment restrictions and policies that may be changed by the Board of Trustees without shareholder approval.
     7. The Fund may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act or applicable SEC orders.
     8. The Fund may not invest in companies for the purpose of exercising control or management.
     9. The Fund may not purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.
     Notes to Investment Restrictions
          The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 3 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

PORTFOLIO TRANSACTIONS
     The Fund invests all of its investable assets in the Master Fund and therefor does not directly incur transactional costs for purchases and sales of portfolio investments.
     Ascendant is authorized by the Board of Trutees of the Master Fund to allocate the orders placed on behalf of the Master Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Master Fund or Ascendant for the Master Fund’s use. Such allocation is to be in such amounts and proportions as Ascendant may determine.
          In selecting a broker or dealer to execute each particular transaction, Ascendant will take the following into consideration:
•	the best net price available;

•	the reliability, integrity and financial condition of the broker or dealer;

•	the size of and difficulty in executing the order; and

•	the value of the expected contribution of the broker or dealer to the investment performance of the Master Fund on a continuing basis.
     Brokers or dealers executing a portfolio transaction on behalf of the Master Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if Ascendant determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Master Fund. In allocating portfolio brokerage, Ascendant may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Ascendant exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Master Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Master Fund.
PORTFOLIO TURNOVER
     The frequency and amount of portfolio purchases and sales (known as the “turnover rate”) will vary from year to year. The portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when HFAM deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the securities held by the Fund will be sold whenever HFAM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Higher portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions that the Fund will bear directly, and can cause the Fund to recognize more short-term capital gains (which are taxable to shareholders at higher rates than long-term capital gains). [[If HFAM were to withdraw the Fund’s assets from the Master Fund, the Fund would be permitted to engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover.]] A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.
MANAGEMENT OF THE TRUST
     The Board provides broad oversight of the operations and affairs of the Fund and protects the interests of shareholders. The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s business. The names and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships or trusteeships they hold are shown below. The business address for each Trustee and officer of the Fund is c/o Highland Funds Asset Management, L.P., NexBank Tower, 13455 Noel Road, Suite 800, Dallas, TX 75240.

				Number of
				Portfolios in
		Term of		Highland		Experience,
		Office		Fund		Qualifications,
		and	Principal Occupation(s)	Complex	Other	Attributes,
Name and	Position(s)	Length of Time	During	Overseen by	Directorships/	Skills for Board
Age	with the Fund	Served	Past Five Years	Trustee (1)	Trusteeships Held	Membership
INDEPENDENT TRUSTEES

Timothy K. Hui (Age 63)	Trustee	Indefinite Term; Trustee since 2011.	Vice President since February 2008, Dean of Educational Resources from July 2006 to January 2008, and Assistant Provost for Graduate Education from July 2004 to June 2006 at Philadelphia Biblical University.	22	None	Significant experience on this and/or other boards of directors/trustees; administrative and managerial experience; legal training and practice.

Scott F. Kavanaugh (Age 50)	Trustee	Indefinite Term; Trustee since 2011.	Vice-Chairman, President and Chief Executive Officer at Keller Financial Group since September 2007; Chairman and Chief Executive Officer at First Foundation Bank since September 2007; Vice-Chairman, President and Chief Operating Officer of First Foundation, Inc. (holding company) since September 2007; and private investor since February 2004.	22	None	Significant experience on this and/or other boards of directors/trustees; significant executive experience including current and past service as chairman and chief executive officer of a bank; other financial industry and banking experience.

James F. Leary (Age 81)	Trustee	Indefinite Term; Trustee since 2011.	Managing Director, Benefit Capital Southwest, Inc. (a financial consulting firm) since January 1999.	22	Board Member of Capstone Group of Funds (7 portfolios)	Significant experience on this and/or other boards of directors/trustees; significant executive experience including past service as chief financial officer of an operating company; audit committee financial expert.

Bryan A. Ward (Age 56)	Trustee	Indefinite Term; Trustee since 2011.	Senior Manager, Accenture, LLP (a consulting firm) since January 2002.	22	None	Significant experience on this and/or other boards of directors/trustees; significant managerial and executive experience; significant experience as a management consultant

Number of
Portfolios in
		Term of		Highland		Experience,
		Office		Fund		Qualifications,
		and	Principal Occupation(s)	Complex	Other	Attributes,
Name and	Position(s)	Length of Time	During	Overseen by	Directorships/	Skills for Board
Age	with the Fund	Served	Past Five Years	Trustee (1)	Trusteeships Held	Membership
INTERESTED TRUSTEE
R. Joseph Dougherty[2] (Age 41)	Trustee and Chairman of the Board, President and Chief Executive Officer	Indefinite Term; Trustee and Chairman of the Board since 2011	Team Leader of Highland Capital Management, L.P. (“HCM”) (a registered investment adviser affiliated with HFAM) since 2000, Trustee of the funds in the Highland Fund Complex since 2004 and President and Chief Executive Officer of the funds in the Highland Fund Complex since December 2008; Director of NexBank Securities, Inc. since June 2009; Senior Vice President of Highland Distressed Opportunities, Inc. from September 2006 to June 2009; Senior Vice President of the funds in the Highland Fund Complex from 2004 to December 2008.	[22]	None	Positions and experience at HFAM and HCM; continuing service as President and Chief Executive Officer of the Trust; significant executive and financial experience.

	Position(s)	Term of Office and	Principal Occupation(s)
Name and Age	with the Fund	Length of Time Served	During Past Five Years
OFFICERS
R. Joseph Dougherty (Age 41)	Trustee and Chairman of the Board, President and Chief Executive Officer	Indefinite Term; Trustee and Chairman of the Board since inception in 2006; President and Chief Executive Officer since December 2008	Team Leader of HCM since 2000, Trustee of the funds in the Highland Fund Complex since 2004 and President and Chief Executive Officer of the funds in the Highland Fund Complex since December 2008; Director of NexBank Securities, Inc. since June 2009; Senior Vice President of Highland Distressed Opportunities, Inc. from September 2006 to June 2009; Senior Vice President of the funds in the Highland Fund Complex from 2004 to December 2008.

Brian Mitts (Age 40)	Treasurer (Principal Accounting Officer and Principal Financial Officer)	Indefinite Term; Treasurer since November 2010	Senior Retail Fund Analyst of HCM since 2007 and Principal Accounting Officer and Treasurer of the funds in the Highland Fund Complex since November 2010; Manager of Financial Reporting at HBK Investments (a hedge fund) from 2005 to 2007.

	Position(s)	Term of Office and	Principal Occupation(s)
Name and Age	with the Fund	Length of Time Served	During Past Five Years
Ethan Powell (Age 36)	Secretary	Indefinite Term; Secretary since November 2010	Senior Retail Fund Analyst of HCM since 2007 and Secretary of the funds in the Highland Fund Complex since November 2010; Manager in the Merger and Acquisitions Division at Ernst & Young from 1999 to 2006.

Matthew S. Okolita (Age 30)	Chief Compliance Officer	Indefinite Term; Chief Compliance Officer since May 2010	Chief Compliance Officer of HCM and Cummings Bay Capital Management, L.P. (a sub-adviser) since May 2010; Chief Compliance Officer of Highland Capital Management Europe, LTD. (an FSA registered adviser) and certain other investment advisers affiliated with the Adviser since June 2010; Compliance Manager of HCM from March 2008 to May 2010; Legal Associate at NewStar Financial Inc. (a commercial finance company) from August 2006 to December 2007; Compliance Associate at Commonwealth Financial Network (a registered investment adviser/broker-dealer) from January 2004 to August 2006.

[1]	The “Highland Fund Complex” consists of all of the registered investment companies advised by HFAM and HCM (a registered investment adviser affiliated with HFAM) as of the date of this SAI.

[2]	Mr. Dougherty is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with HFAM and HCM.
Qualifications of Trustees
     The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on company boards (including public companies and, where relevant, other investment companies) and the boards of other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
     In respect of each current Trustee, the individual’s professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board are summarized in the table above.
Trustees’ Compensation
     The officers of the Fund and those Trustees who are “interested persons” (as defined in the 1940 Act) of the Fund receive no direct remuneration from the Fund. The following table sets forth the aggregate compensation anticipated to be paid to each of the Trustees who is not an “interested person” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”) by the Fund and the total compensation anticipated to be paid to each of the Trustees by the Highland Fund Complex for the Trust for the period ending September 30, 2011 and the other funds in the Highland Fund Complex (the “Funds”) for the same period.

			Pension or
			Retirement		Total
			Benefits	Estimated	Compensation
	Aggregate		Accrued as	Annual	From the
	Compensation		Part of the	Benefits	Highland
	From the		Fund’s	Upon	Funds
Name of Trustee	Trust		Expense	Retirement	Complex
Interested Trustee
R. Joseph Dougherty		$0	$0	$0	$0
Independent Trustees
Timothy K. Hui	$	x	$0	$0	$150,000
Scott F. Kavanaugh	$	x	$0	$0	$150,000
James F. Leary	$	x	$0	$0	$150,000
Bryan A. Ward	$	x	$0	$0	$150,000
     Each Independent Trustee receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets.
Role of the Board, Leadership Structure and Risk Oversight
The Role of the Board
     The Board oversees the management and operations of the Trust. Like most registered investment companies, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as HFAM, and the distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this Statement of Additional Information. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Trust’s portfolios. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal in person Board meetings which are typically held quarterly, in person, and involve the Board’s review of, among other items, recent Trust operations. The Board also periodically holds telephonic meetings as part of its review of the Trust’s activities. From time to time one or more members of the Board may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure and Leadership
     The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of five Trustees, four of whom are Independent Trustees. The Chairman of the Board, Mr. R. Joseph Dougherty, also serves as President and Chief Executive Officer of the Trust, and as such he participates in the oversight of the Trust’s day-to-day business affairs. The Board believes that Mr. Dougherty’s roles as both Chairman of the Board and President and Chief Executive Officer of the Trust facilitates communications between HFAM and the Board and helps to enhance the remaining Trustees’ understanding of the operations of HFAM and the Trust. Mr. Dougherty is an “interested person” of the Trust (an “Interested Trustee”) because of his position with HFAM. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees, each of which is comprised exclusively of all of the Independent Trustees and each of whose meetings are chaired by an Independent Trustee. The Board has four committees, the Audit Committee, the Nominating Committee, the Litigation Committee and the Qualified Legal Compliance Committee, which are discussed in greater detail below.
     Audit Committee. Pursuant to the Audit Committee Charter adopted by the Board of Trustees, the function of the Audit Committee is to (1) oversee the Trust’s accounting and financial reporting processes and the audits of the Trust’s financial statements and (2) assist in Board oversight of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward (effective as of February 18, 2011). The Audit Committee met [three] times during the fiscal year ending September 30,.2011. Mr. Kavanaugh acts as the Chairman of the Audit Committee.

     Nominating Committee. The Nominating Committee’s function is to canvass, recruit, interview, solicit and nominate Trustees. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, NexBank Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward (effective as of February 18, 2011). During the fiscal year ending September 30, .2011, the members of the Nominating Committee, previously called the Governance Committee, met in executive sessions with their independent legal counsel [two] times to address governance-related matters. The Nominating Committee does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.
     Litigation Committee. The Litigation Committee’s function is to seek to address any potential conflicts of interest among the Trust, the Adviser, as applicable, in connection with any potential or existing litigation or other legal proceeding relating to securities held by the Trust and the Adviser or another client of the Adviser. The Litigation Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward. The Litigation Committee was formed on February 18, 2011 and met [ ] times during the fiscal period ending September 30, 2011. The Litigation Committee does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.
     Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (“QLCC”) is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Trust who appear and practice before the SEC on behalf of the Trust. The QLCC is comprised of Messrs. Hui, Kavanaugh, Leary and Ward. The QLCC was formed on February 18, 2011 and met [ ] times during the fiscal period ending September 30, 2011. The QLCC does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.
     The Trust does not have a lead Independent Trustee. As noted above, the Board’s leadership structure features all of the Independent Trustees serving as members of each Board Committee. Inclusion of all Independent Trustees in the Committees allows them to participate in the full range of the Board’s oversight duties, including oversight of the risk management process. In addition, although the Independent Trustees recognize that having a lead Independent Trustee may in some circumstances help coordinate communications with management and otherwise assist a board in the exercise of its oversight duties, the Independent Trustees believe that because of the relatively small size of the Board, the ratio of Independent Trustees to Interested Trustees and the good working relationship among the Board members, it has not been necessary to designate a lead Independent Trustee.
     The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including having an Interested Chairman and the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) HFAM’s role in the operation of the Trust’s business; (ii) the extent to which the work of the Board is conducted through the standing Committees, each of whose meetings are chaired by an Independent Trustee and comprised of all Independent Trustees; (iii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iv) Mr. Dougherty’s additional role with HFAM, which enhances the Board’s understanding of the operations of HFAM.
Board Oversight of Risk Management
     The Board’s role is one of oversight, rather than active management. This oversight extends to the Trust’s risk management processes. These processes are embedded in the responsibilities of officers of, and service providers to, the Trust. For example, HFAM, and other service providers to the Trust are primarily responsible for the management of the Trust’s investment risks. The Board has not established a formal risk oversight committee; however, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. For example, the Trustees seek to understand the key risks facing the Trust, including those involving conflicts of interest; how management identifies and monitors these risks on an ongoing basis; how management develops and implements controls to mitigate these risks; and how management tests the effectiveness of those controls.
     In the course of providing that oversight, the Board receives a wide range of reports on the Trust’s activities from HFAM, and other service providers, including reports regarding the investment portfolios of the Fund and each other fund of the Trust, the compliance of the Fund and each other fund of the Trust, with applicable laws, and the Fund’s financial accounting and reporting. The Board also meets periodically with the Trust’s Chief Compliance Officer to receive reports regarding the compliance of the Fund and each other fund of the Trust, with the federal securities laws and the Trust’s internal compliance policies and procedures, and meets with the Trust’s Chief Compliance Officer periodically, including at least annually, to review the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s risk-based analysis for the Trust. The Board’s Audit Committee also meets regularly with the Treasurer and Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board also meets periodically with the portfolio managers of the Fund and each other fund of the Trust, to receive reports regarding the management of the applicable fund, including its investment risks.
Share Ownership
     The following table shows the dollar range of equity securities beneficially owned by the Trustees in the Fund and the aggregate dollar range of equity securities owned by the Trustees in all funds overseen by the Trustees in the Highland Funds Complex as of December 31, 2010.

	Highland Natural	Aggregate Dollar Range of Equity Securities Owned in
Name of Trustee	Resources Fund	All Funds Overseen by Trustee in the Highland Fund Complex*
Interested Trustee
R. Joseph Dougherty	None	[ ]
Independent Trustees
Timothy K. Hui	None	[ ]
Scott F. Kavanaugh	None	[ ]
James F. Leary	None	[ ]
Bryan A. Ward	None	[ ]

*	The “Highland Fund Complex” consists of all registered investment companies advised by HFAM and HCM as of the date of this SAI.
Trustee Positions
     As of December 31, 2010, no Independent Trustee nor any of his immediate family members owned beneficially or of record any class of securities of the Adviser, or Underwriter or any person controlling, controlled by or under common control with any such entities.
Code of Ethics
     The Fund and HFAM have each adopted codes of ethics that essentially prohibit certain of their personnel, including the Fund’s portfolio manager, from engaging in personal investments that compete or interfere with, or attempt to take advantage of a client’s, including the Fund’s, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Under the codes of ethics of the Fund and HFAM, personal trading is permitted by such persons subject to certain restrictions; however, they are generally required to pre-clear most securities transactions with the appropriate compliance officer and to report all transactions on a regular basis.
Anti-Money Laundering Compliance
     The Fund and its service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, the Fund and its service providers may request additional information from you to verify your identity. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund and its service providers also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the Fund or its service providers may not be permitted to inform the shareholder that it has taken the actions described above.

Investment Adviser
     HFAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). HFAM is under common control, and shares personnel, with HCM, an experienced and established adviser that specializes in credit and special situation investing. As of May 31, 2011, HFAM managed $1 billion in registered investment companies and HCM managed $22 billion in leveraged loans, high-yield bonds, structured products and other assets for banks, insurance companies, hedge funds, pension plans, foundations and high-net-worth individuals, of which approximately $2 billion was managed in registered investment companies (i.e., the Highland Funds). The personnel responsible for management and administration of the Highland Funds advised by HCM also will be responsible for the management and administration of the Fund. HFAM’s principal office address is 13455 Noel Road, Suite 800, Dallas, Texas 75240.
     HFAM is controlled by its general partner, Strand Advisors XVI, Inc., of which James Dondero is the sole stockholder. Mr. Dondero is not an officer, director or employee of HFAM. The address of both Strand Advisors XVI, Inc. and James Dondero is 13455 Noel Road, Suite 800, Dallas, Texas 75240.
Investment Advisory Agreement
     HFAM serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, HFAM, among other things: (i) continuously furnishes an investment program for the Fund; (ii) places orders for the purchase and sale of securities for the accounts of the Fund; and (iii) votes, exercises consents and exercises all other rights pertaining to such securities on behalf of the Fund. Pursuant to a separate administration agreement, Highland also provides certain administration services to the Fund. See “Administrator/Sub-Administrator” below.
     HFAM will carry out its duties under the Investment Advisory Agreement at its own expense. The Fund will pay its own ordinary operating and activity expenses, such as legal and auditing fees, investment advisory fees, administrative fees, custodial fees, transfer agency fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses such as interest, taxes, brokerage, insurance, bonding, compensation of Independent Trustees of the Fund and extraordinary expenses.
     The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance (or reckless disregard) of its obligations or duties thereunder on the part of HFAM, HFAM shall not be subject to liability to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Advisory Agreement relates.
Investment Advisory Fee
     Under the Investment Advisory Agreement with the Fund, HFAM receives a monthly fee, computed and accrued daily, at the annual rate of [__]% of the Average Daily Managed Assets of the Fund. “Average Daily Managed Assets” of the Fund means the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial average).
Adviser of the Master Fund
     Ascendant is registered as an investment adviser under the Advisers Act. Ascendant was established in 1970 and is owned and controlled by Jim Lee. Ascendant serves as an investment adviser primarily for institutional and individual investors and mutual funds. Ascendant’s principal office address is Four Oaks Place, 1330 Post Oak Blvd, Suite 1550, Houston, Texas 77056.
Participation Agreement
     Ascendant serves as the Master Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Master Fund and Ascendant. The Participation Agreement is not assignable and may be terminated without penalty by either Ascendant or HFAM upon 60 days’ written notice to the other, or by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days’ written notice to Ascendant. The Participation Agreement provides for oversight of Ascendant in its role as Adviser to the Master Fund by HFAM as if Ascendant were a sub-adviser of the Fund.
Participation Agreement Fee
     Under the Participation Agreement, Ascendant will pay the Fund a fee out of its bona advisory fees HFAM receives from the Fund. Ascedant will pay the Fund a monthly fee, computed and accrued daily, at the annual rate of at least 0.30% of the Average Daily Managed Assets of the Fund that are invested in the Master Fund.
Securities Activities of HFAM
     Securities held by the Fund also may be held by other funds or separate accounts for which HFAM acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by HFAM for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for the Fund or other client of HFAM arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of HFAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
     On occasions when HFAM (under the supervision of the Board) deems the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts for which HFAM acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by HFAM in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for the Fund.
Portfolio Manager — Other Accounts Managed
     The Fund’s portfolio manager is [Joe Dougherty] and Todd Smurl is the portfolio manager of the Master Fund. The following table provides information about (i) the number of registered investment companies managed by the portfolio manager on a day-to-day basis (excluding the Fund) and the corresponding total assets managed in such investment companies, (ii) the number of other pooled investment vehicles managed by the portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iii) the number of other accounts managed by the portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (iv) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of the Fund’s securities owned by the Fund’s portfolio manager, if any. All information is provided as of June 30, 2011.

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0
Conflicts of Interest — HFAM and Ascendant
     Because the portfolio managers may manage other accounts, including accounts that may pay higher fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of other accounts the portfolio manager may manage and potential conflicts in the allocation of investment opportunities between the Fund and other accounts. HFAM and Ascendant have policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.
HFAM
     HFAM and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, HFAM and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, HFAM and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
     HFAM has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. HFAM has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, HFAM furnishes advisory services to numerous clients in addition to the Fund, and HFAM may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to HFAM or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, HFAM, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale HFAM recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that HFAM, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, HFAM may refrain from rendering any advice or services concerning securities of companies of which any of HFAM’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which HFAM or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, HFAM includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
     HFAM, its affiliates or their partners, directors, officers or employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, HFAM will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, HFAM will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
     While HFAM does not believe there will be frequent conflicts of interest, if any, HFAM and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between HFAM’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of HFAM and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that HFAM’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
Ascendant
     Ascendant may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g. collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Ascendant makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account.
     When Ascendant has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Ascendant may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.
     When allocating investments among client accounts, Ascendant has the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently received preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.
Portfolio Manager — Compensation
     Set forth below is a description of the structure of, and methods used to determine, portfolio manager compensation.
     [[To be provided by amendment]]
Proxy Voting Policy and Procedures
     The Board has delegated the responsibility for voting proxies to HFAM, in accordance with HFAM’s proxy voting policies and procedures (“Proxy Policy”).
     HFAM proxy voting policies and procedures will be presented to the Board annually. HFAM will notify the Board of any material change to its policy at the next regular Board meeting after the material change occurs.

     HFAM’s proxy voting policy is attached as Appendix B.
Shareholder Servicing and Distribution Plan
     The Shareholder Servicing and Distribution Plan (the “Plan”) requires the payment of a monthly service fee and distribution fee to BNY Mellon Distributors Inc. (the “Distributor”) at the rates set forth below for the Fund:

	Distribution Fee	Service Fee
Class A	0.10%	0.25	%*
Class C	0.75%	0.25	%*
Class R	0.25%	0.25	%*
Class Y	None	None

*	The amounts paid under the Rule 12b-1 plan may be used for distribution and/or shareholder service expenses.
     The Distributor may pay all or a portion of these fees to Financial Advisors whose clients own shares of the Fund. The Trustees of the Fund have concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For instance, asset growth resulting from the Plan can be expected to benefit the Fund’s shareholders through the realization of economies of scale and potentially lower expense levels.
     The Distributor may pay certain Financial Advisors whose clients own shares of the Fund monthly distribution fees with respect to a given share class at a rate greater than that set forth above, so long as the total payments paid by the Fund to the Distributor for each share class under the Plan for distribution fees do not exceed the stated percentages. In the event that there are insufficient assets in the Plan to make a contractually required payment to a Financial Advisor, the Adviser has agreed to pay such Financial Advisor at its own expense out of its own financial resources. See “Distribution and Service Fees” in the Prospectus for additional information on “revenue sharing” payments. The Distributor and the Adviser will agree not to make distribution payments to Financial Advisors from assets of the Plan in an amount exceeding the rates set forth above. Any shareholder purchasing shares of the Fund through a Financial Advisor should check with the Financial Advisor to determine the distribution fees it is receiving.
     Under the Plan, the Trust pays the Distributor, with respect to the Fund: (1) for shareholder servicing (and for Class A and Class R shares — distribution services) provided to Class A, Class C and Class R shares of the Fund, an annual fee of 0.25% of the value of the average daily net assets attributed to Class A, Class C and Class R shares of the Fund, respectively; (2) for distribution services provided to Class A Shares of the Fund, an annual fee of 0.10% of the value of the average daily net assets of the Fund; (3) for distribution services provided to Class C shares of the Fund an annual fee of 0.75% of the value of the average daily net assets of the Fund; and (4) for distribution services provided to Class R shares of the Fund, an annual fee of 0.25% of the value of the average daily net assets attributed to the Class R shares of the Fund. These distribution and service fees may be voluntarily reduced on a temporary basis for certain share classes, and may return to their stated levels, at any time, without prior notice.
     Under its terms, the Plan continues from year to year, provided its continuance is approved annually by vote of the Trust’s Board, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it (the “Independent Trustees”). The Plans may not be amended to increase materially the amount of the fees paid under the Plan with respect to the Fund without approval of shareholders of the Fund. In addition, all material amendments of the Plan must be approved by the Trustees and Independent Trustees in the manner described above. The Plan may be terminated with respect to the Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).
     In addition, HFAM and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay additional compensation to certain authorized broker-dealers, investment advisers, financial advisers, retirement plan administrators, insurance companies, or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with HFAM, the Distributor or the Fund (“Financial Advisors”) for selling or servicing one or more class of Fund shares. Financial Advisors that receive these payments may be affiliated with HFAM. Payments may relate to selling and/or servicing activities, such as: access to an Financial Advisors’ customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesaling activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer the Fund as part of a special preferred-list or other preferred treatment program. Additional compensation creates a potential conflict of interest in the form of an additional financial incentive to a registered representative of a Financial Advisors to recommend the purchase of the Fund over another mutual fund or another investment option.

     HFAM does not direct the Fund’s portfolio securities transactions, or provide any brokerage-related remuneration to, broker-dealers for promoting or selling Fund shares.
     HFAM and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. HFAM and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Fund to their client investors. Firms and consultants that receive these various types of payments (including those affiliated with HFAM) may have a conflict of interest in selling the Fund rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.
Custodian
     The Bank of New York Mellon, located at One Wall Street, New York, New York 10286, is the custodian for the Fund. The Bank of New York Mellon is responsible for holding all securities, other investments and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses and performing other administrative duties, all as directed by authorized persons. The Bank of New York Mellon does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses.
Administrator/Sub-Administrator
     HFAM will provide administration services, executive and other personnel necessary to administer the Fund and will furnish office space to the Fund. HFAM will receive a monthly administration fee from the Fund, computed and accrued daily, at an annual rate of [__]% of the Fund’s Average Daily Managed Assets. The Fund pays all expenses other than those paid by HFAM, including but not limited to printing and postage charges and securities registration and custodian fees. Under a separate sub-administration agreement, HFAM will delegate certain administrative functions to [[ ]] (“[ ]”), [[address]], and will pay [ ] a portion of the fee it receives from the Fund ([__]% of average gross assets). [ ] has agreed to provide corporate secretarial services, prepare and file various reports with the appropriate regulatory agencies, assist in preparing various materials required by the SEC, and prepare various materials required by any state securities commission having jurisdiction over the Fund.
Transfer Agent and Dividend Paying Agent
     BNY Mellon Investment Servicing (US) Inc., located at P.O. Box 9840, Providence, Rhode Island 02940, serves as the transfer agent of the Fund’s investments. As transfer agent, BNY Mellon Investment Servicing (US) Inc. is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Fund. For its services, BNY Mellon Investment Servicing (US) Inc. receives monthly fees charged to the Fund, plus certain charges for securities transactions.
Distributor
     BNY Mellon Distributors Inc., located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Fund’s statutory underwriter and facilitates the distribution of the Fund’s shares. The Distributor will use all reasonable efforts in connection with distribution of shares of the Fund.
Certain Affiliations
     The Fund, HFAM and HCM are currently affiliated with NexBank Securities, Inc. (“NexBank”), a FINRA member broker-dealer that is indirectly controlled by the principals of HFAM. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers. The Fund may utilize affiliated brokers for agency transactions, subject to compliance with policies and procedures adopted pursuant to a 1940 Act rule. These policies and procedures are designed to provide that commissions, fees or other remuneration received by any affiliated broker or its affiliates for agency transactions are reasonable and fair compared to the remuneration received by other brokers in comparable transactions.
     In addition to the affiliation with NexBank, the Fund and HFAM are currently affiliated with Barrier Advisors, Inc. (“Barrier”), a restructuring and financial advisor, and Governance Re Ltd. (“Governance Re”), an insurance company, both of which are indirectly controlled by the principals of HFAM. NexBank, Barrier and Governance Re may offer certain services to portfolio companies whose securities, including loans, are owned by one or more registered investment companies advised by HFAM (the “Portfolio Companies”). For example, NexBank may provide agent services for Portfolio Companies under credit agreements pursuant to which the Fund may be a lender; Barrier may offer strategic, financial and operational advisory services to Portfolio Companies; and

Governance Re may offer insurance services to the Portfolio Companies. NexBank, Barrier, Governance Re and other affiliated service providers may receive fees from Portfolio Companies or other parties for services provided.
     With respect to the Fund, the Board will, in accordance with specific procedures and policies adopted by the Board, review any investment or operational decisions that are brought to the attention of the Board and that may present potential conflicts of interest between HFAM and the Fund.
MANAGEMENT OF THE MASTER FUND
     The business of the Master Fund is managed under the direction of the Northern Lights Trust (the “NL Trust”) board (“NL Board”) in accordance with the Agreement and Declaration of Trust and the trust’s By-laws (the “NL Governing Documents”), which have been filed with the Securities and Exchange Commission and are available upon request. The NL Board consists of five (5) individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the NL Trust and Ascendant (“Independent Trustees”). Pursuant to the NL Governing Documents of the NL Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The NL Board retains the power to conduct, operate and carry on the business of the NL Trust and has the power to incur and pay any expenses, which, in the opinion of the NL Board, are necessary or incidental to carry out any of the NL Trust’s purposes. The Trustees, officers, employees and agents of the NL Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the NL Trust and their principal occupation over the last five years.
Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.
Independent Trustees

			Number of
			Portfolios in Fund	Other Directorships
			Complex**	held by Trustee
	Position/Term of	Principal Occupation	Overseen by	During the Past Five
Name, Address and Age	Office*	During the Past Five Years	Trustee	Years
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966 – 2005).	88	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund

Anthony J. Hertl Age: 61	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	88	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 — May, 2010), Greenwich Advisors Trust (2007-2011) and Global Real Estate Fund

Gary W. Lanzen Age: 57	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000 – 2006); Partner, Orizon Group, Inc. (a financial services company) (2002 – 2006).	88	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund

Mark H. Taylor Age: 47	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	88	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers

			Number of	Other Directorships
			Portfolios in Fund	held by Trustee
	Position/Term of	Principal Occupation	Complex **	During the Past Five
Name, Address and Age	Office*	During the Past Five Years	Overseen by Trustee	Years
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	88	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.

Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	President Since 2006	President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 – 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.	N/A	N/A

Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	Treasurer Since 2006	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 – 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).	N/A	N/A

James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Secretary Since 2011	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 – 2008).	N/A	N/A

Lynn Bowley Age: 52	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999 – 2004), Gemini Fund Services, LLC.	N/A	N/A

Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A

Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005 – 2008).	N/A	N/A

Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely.

**	The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***	Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).
PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
     Class A Shares. Class A shares are sold at NAV per share plus a maximum initial sales charge imposed at the time of purchase as discussed in the Prospectus.
     The following information supplements the discussion of methods for reducing or eliminating sales charges in the Prospectus.
Right of Accumulation
     Reduced sales charges on Class A shares of the Fund can be obtained by combining a current purchase with prior purchases of all classes of any Participating Funds (as defined in the Prospectus). The applicable sales charge is based on the combined total of:
1. the current purchase; and
2. the value at the public offering price at the close of business on the previous day of the Fund’s and any Participating Fund’s Class A shares held by the shareholder, the shareholder’s spouse or the shareholder’s minor children.
     The Fund and the shareholder’s Financial Advisor must be promptly notified of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder’s holdings by the Transfer Agent. The Fund may terminate or amend this Right of Accumulation at any time without notice.
Letter of Intent
     Any person may qualify for reduced sales charges on purchases of Class A shares of the Fund made within a 13-month period pursuant to a Letter of Intent (“Letter”). A shareholder may include, as an accumulation credit toward the completion of such Letter, the value of all shares (of any class) of any Participating Funds held by the shareholder on the date of the Letter. The value is determined at the public offering price on the date of the Letter. Purchases made through reinvestment of distributions do not count toward satisfaction of the Letter. Upon request, a Letter may reflect purchases within the previous 90 days.
     During the term of a Letter, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased if the terms of the Letter are not satisfied. Dividends and capital gains will be paid on all escrowed shares, and these shares will be released (upon satisfaction of any amount owed for sales charges if the terms of the Letter are not satisfied) when the amount indicated has been purchased or at the end of the period covered by the Letter, whichever occurs first. A Letter does not obligate the investor to buy or the Fund to sell the amount specified in the Letter.
     If a shareholder exceeds the amount specified in the Letter and reaches an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Letter. The resulting difference in offering price will purchase additional shares for the shareholder’s account at the applicable offering price. As a part of this adjustment, the shareholder’s Financial Advisor shall return to the Fund the excess commission previously paid to the Financial Advisor during the 13-month period.
     If the amount specified in the Letter is not purchased, the shareholder shall remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such a difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares to equal such difference. The additional amount of Financial Advisor discount from the applicable offering price shall be remitted by the Fund to the shareholder’s Financial Advisor of record.
     Additional information about, and the terms of, Letters of Intent are available from your Financial Advisor, or from the Transfer Agent at (877) 665-1287.
Reinstatement Privilege
     A shareholder who has redeemed Class A or Class C shares of the Fund may, upon request, reinstate within one year a portion or all of the proceeds of such sale in Class A shares or Class C shares, respectively, of the Fund or another Participating Fund at the NAV next determined after receipt by such shareholder’s Financial Advisor or the Transfer Agent of a reinstatement request and payment. The Fund will not pay your Financial Advisor a commission on any reinvested amount. Any contingent deferred sales charges (“CDSC”) paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Shareholders who desire to exercise this privilege should contact their Financial Advisor or the Transfer Agent. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the U.S. federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Please consult your tax advisor.
Privileges of Financial Advisors
     Class A shares of the Fund may be sold at NAV, without a sales charge, to registered representatives and employees of Financial Advisors (including their affiliates) and such persons’ families and their beneficial accounts.
Sponsored Arrangements
     Class A shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization’s group, the term of the organization’s existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.
     Class A shares may also be purchased at a reduced or zero sales charge by clients of Financial Advisors that have entered into agreements with the Distributor or the Fund pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.
     Class C Shares. Class C shares will be offered at their net asset value per share next determined after a purchase order is received, without imposition of an initial sales charge. Class C shares are sold subject to a maximum 1.00% CDSC applicable for one year after purchase as disclosed in the Prospectus.
     The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or its net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Fund uses the shares with the lowest CSDC to fill your redemption requests.
     Class C shares do not convert to Class A shares after a specified period of time.
     Trail commissions of up to 1.00% may be paid to Financial Advisors that provide on-going services with respect to Class C shares.
     Class R Shares. Class R shares will be offered at their net asset value per share next determined after a purchase order is received, without the imposition of an initial sales charge or CDSC. Trail commissions of up to 0.50% may be paid to Financial Advisors that provide on-going services with respect to Class R shares.
     Class Y Shares. Class Y shares will be offered without the imposition of a sales charge, CDSC, or a distribution and service fee (Rule 12b-1 fee).
Purchases Through Financial Advisors
     Class A, Class C, Class R and Class Y shares of the Fund are currently available to clients and customers of Financial Advisors as provided above. Certain features of the Fund, such as initial and subsequent investment minimums, redemption fees and certain operational procedures, may be modified or waived subject to agreement with or among the Trust, HFAM or the Distributor and such Financial Advisors. Financial Advisors may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased or redeemed directly from the Trust or the Distributor. Therefore, a client or customer should contact their investment adviser and/or Financial Advisors acting on his or her behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read the Prospectus in light of the terms governing his or her account with the Financial Advisor. Financial Advisors will be responsible for promptly reporting client or customer purchase and redemption orders to the Trust in accordance with their agreements with their clients or customers and their agreements with or among the Trust, HFAM or the Distributor.

CDSCs
     A CDSC payable to the Fund is imposed on certain redemptions of Class A and Class C shares of the Fund, however effected. Class A and Class C shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents (1) shares that were purchased more than a fixed number of years prior to the redemptions, (2) reinvestment of dividends or capital gains distributions, or (3) capital appreciation of shares redeemed. The amount of any applicable CDSC will be calculated by multiplying the applicable percentage charge by the lesser of (1) the net asset value of the Class A or Class C shares at the time of purchase or (2) the net asset value of the Class A or Class C shares at the time of redemption. The CDSC on Class A and Class C shares is 1% for redemptions only during the first year after purchase and Class A and Class C shares have no automatic conversion feature.
     In determining the applicability and rate of any CDSC to a redemption of shares of the Fund, the Fund will assume that a redemption is made first of shares representing reinvestment of dividends and capital gain distributions and then of other shares held by the shareholder for the longest period of time. This assumption will result in the CDSC, if any, being imposed at the lowest possible rate.
Waiver of CDSCs
CDSCs may be waived on redemptions in the following situations with the proper documentation:
1.	Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act (“UGMA”), Uniform Transfers to Minors Act (“UTMA”) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.	Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code. To be eligible for such waiver, (i) the disability must arise after the purchase of shares, (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter must be produced from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

3.	Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase, and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

4.	Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Advisor agrees to return all or the agreed-upon portion of the commission received on the shares being redeemed.

5.	Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement age (as stated in the document).
     The CDSC also may be waived if the Financial Advisor agrees to return all or an agreed-upon portion of the commission received on the sale of the shares being redeemed.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
     Dividends of the Fund which are derived from net investment income and distributions of net realized long- and short-term capital gains paid by the Fund to a shareholder will be automatically reinvested in additional shares of the same Class of the Fund and deposited in the shareholder’s account, unless the shareholder instructs the Trust, in writing or by telephone, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder’s election to receive dividends and other distributions in cash. Thereafter, the shareholder’s subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks.
     Dividends attributable to the net investment income of the Fund are declared and paid annually. Distributions of any net realized long-term and short-term capital gains earned by the Fund will be made annually. These dividends and distributions are intended to comply with the requirements of the Code and are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.
     The Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund’s shareholders, the Trust will declare and pay dividends of the Fund’s net investment income and distributions of the Fund’s net capital gains more frequently than stated above.
Taxation of the Fund and Its Investments
     The following is a summary of the federal taxation of the Fund and its investments and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect.
     The Fund is treated as a separate taxpayer for federal income tax purposes. The Trust intends for the Fund to elect to be treated as a regulated investment company under Subchapter M of the Code and to continue to qualify as a regulated investment company each year. If the Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least the sum of (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and any excess of its net realized short-term capital gains over its net realized long-term capital losses) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (collectively, the “90% distribution requirement”), (which the Trust intends the Fund to do), then under the provisions of Subchapter M of the Code, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).
     If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (including dividends derived from capital gains or interest on tax-exempt obligations) to the extent of the Fund’s available earnings and profits.
     The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (with such securities of any one issuer being limited to no more than 5% of the value of the Fund and to no more than 10% of the outstanding voting securities of such issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly-traded partnerships.”
     In addition, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of, the Fund generally must distribute in a timely manner the sum of (1) 98.2% of its ordinary income for each calendar year, (2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years.
     The Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.
     Investment income received by the Fund from sources within foreign countries, or capital gains earned by the Fund’s investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or an exemption from tax on income and gains from such countries. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund’s assets to be invested within various countries is not yet known. The Trust intends that the Fund seek to operate so as to qualify for treaty-reduced rates of tax when applicable.
     In addition, if the Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders.
     If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. If the Fund acquires stock in foreign corporations, it may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.
     The Fund’s transactions in foreign currencies, forward contracts, options contracts and futures contracts are subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark-to-market” certain types of the positions in its portfolio (that is, treat them as if they were closed out at the end of each year) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement or result in the imposition of excise tax.
     For example, foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.
     In addition, if the Fund invests in certain payment-in-kind securities, zero coupon obligations or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) it must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.
     The Federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.
     The Fund seeks to monitor its transactions to make the appropriate tax elections and make the appropriate entries in its books and records when the Fund acquires any foreign currency, forward contract, option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.
Taxation of U.S. Shareholders
     The following is a summary of certain Federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.
     Distributions by the Fund of the excess of its net long-term capital gains over its net short-term capital losses which are properly reported by the Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his or her shares and regardless of whether such distributions are paid in cash or reinvested in additional shares. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.
     Special rules apply to regular dividends paid to individuals. Such a dividend, with respect to taxable years ending on or before December 31, 2012, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks an securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund after December 31, 2002 from U.S. corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by the Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.
     We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.
     If an individual receives a dividend qualifying for long-term capital gains rates and such a dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than or equal to 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
     Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in his or her Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.
     The Fund’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends received deduction to the extent that the Fund has received dividend income during the taxable year that otherwise qualifies for the deduction; capital gain dividends distributed by the Fund are not eligible for the dividends received deduction. In order to constitute an eligible qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). The Fund must also report the portion of any distribution that is eligible for the dividends received deduction in a written notice to shareholders. In addition, in order to be eligible to claim the dividends received deduction with respect to distributions from the Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the Fund. If a corporation borrows to acquire shares of the Fund, it may be denied a portion of the dividends received deduction to which it would otherwise be eligible to claim. The entire eligible dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of “extraordinary dividends” (as described above) received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.
     The Fund may elect to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may claim a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s tax basis for his or her shares. Since the Trust expects the Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. Federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his or her behalf. In the event the Trust chooses this option on behalf of the Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.
     Any dividend declared by the Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.
     An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and will not be entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
     A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares is a capital gain or loss if the shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.
     In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of the Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss unless certain conditions are met. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of tax the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.
     The Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the Internal Revenue Service (“IRS”). Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.
     The Fund may be required to withhold U.S. federal income tax at a rate of 28% (“backup withholding’’) from all taxable distributions payable to (1) any shareholder who fails to furnish the Fund with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

PRINCIPAL SHAREHOLDERS
     The Fund will commence operations on or following the date of this SAI, and therefore, no shareholder owns beneficially more than 5% of the outstanding shares of the Fund as of the date of this SAI.
FUND HISTORY AND ADDITIONAL INFORMATION
     The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated August 10, 1992, as amended from time to time (the “Declaration”). Currently, there are [17] funds in the Trust, of which [13] are publicly offered. Prior to February 22, 2011, the Trust was known as the GE Funds.
     In the interest of economy and convenience, physical certificates representing shares of the Fund are not issued. BNY Mellon Asset Servicing maintains a record of each shareholder’s ownership of shares of the Fund.
     Shareholder Liability. Massachusetts law provides that shareholders of the Fund may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration disclaims shareholder liability for acts or obligations of the Trust, however, and permits notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee of the Trust. The Declaration provides for indemnification from the property of the Fund for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Trust’s management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust and the Fund in such a way so as to avoid, as far as practicable, ultimate liability of the shareholders for liabilities of the Fund.
     Shareholder Rights and Voting. When issued, shares of the Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each Class represents an identical interest in the Fund’s investment portfolio. As a result, each Class has the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement; (3) certain expenses allocable exclusively to each Class; (4) voting rights on matters exclusively affecting a single Class; and (5) the exchange privilege of each Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Board, on an ongoing basis, will consider whether any conflict exists and, if so, will take appropriate action. The Board may amend the Declaration of Trust without the vote of shareholders in order to conform the provisions to tax or regulatory requirements, or to make other changes that do not materially affect the rights of shareholders. In addition, the Trustees may reclassify and redesignate any series or class of shares outstanding, as long as the action does not materially adversely affect the rights of the affected shareholders. The Declaration of Trust permits the Trustees to terminate the Fund, under certain circumstances, without the vote of shareholders and the Board may do so after providing appropriate notice to the Fund’s shareholders.
     When matters are submitted for shareholder vote, each shareholder of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all funds of the Trust vote as a single class on all matters except (1) matters affecting the interests of one or more of the fund or classes of a fund, in which case only shares of the affected funds or classes would be entitled to vote or (2) when the 1940 Act requires the vote of an individual fund. Normally, no meetings of shareholders of the funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders of record of no less than a majority of the outstanding shares of the Trust may remove a Trustee for cause through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust’s outstanding shares. Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.
     Counsel. [_________] serves as counsel for the Trust.
     Independent Registered Public Accountants. [_______], located at [ ] serves as independent registered public accountants for the Fund. The independent registered public accounting firm audits and reports on the annual financial statements, reviews certain regulatory reports and U.S. federal income tax returns, and performs other professional accounting, auditing and tax services when engaged to do so.

FINANCIAL STATEMENTS
     Since the Fund has not commenced operation as of the date of this SAI, there are no financial statements for the Fund. When they become available, financial statements will be available without charge upon request by call the Fund at (877) 665-1287.

APPENDIX A
DESCRIPTION OF RATINGS
Commercial Paper Ratings
     The rating A-1 (and any sub-categories and gradations thereof indicating relative standing) is the highest commercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated “A-1.”
     The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer’s products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.
     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
     Fitch Investors Services, Inc. employs the rating F-1 (and any sub-categories and gradations thereof indicating relative standing) to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1 categories.
     Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P’s ratings of A-1+ and A-1 as being in S&P’s highest rating category.
Description of S&P Corporate Bond Ratings
     AAA — This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.
     AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.
     A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB — Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.
     BB, B and CCC — Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.
Description of Moody’s Corporate Bond Ratings
     Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
     A — Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
     Baa — Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B — Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa — Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
     Moody’s applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.
Description of S&P Municipal Bond Ratings
     AAA — Prime — These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.
     General Obligation Bonds — In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.
     Revenue Bonds — Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.
     AA — High Grade — The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     A — Good Grade — Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:
     General Obligation Bonds — There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.
     Revenue Bonds — Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.
     BBB — Medium Grade — Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.
     General Obligation Bonds — Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.
     Revenue Bonds — Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.
     BB, B, CCC and CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.
     C — The rating C is reserved for income bonds on which no interest is being paid.
     D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
     S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.
Description of S&P Municipal Note Ratings
     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.
Description of Moody’s Municipal Bond Ratings
     Aaa — Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
     A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa — Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.
     B — Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa — Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca — Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C — Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody’s applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.
Description of Moody’s Municipal Note Ratings
     Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

APPENDIX B
HIGHLAND FUNDS ASSET MANAGEMENT, L.P.
PROXY VOTING POLICY
1.	Application; General Principles
     1.1 This proxy voting policy (the “Policy”) applies to securities held in Client accounts (including registered investment companies and other pooled investment vehicles) as to which the above-captioned investment adviser (the “Company”) has voting authority, directly or indirectly. Indirect voting authority exists where the Company’s voting authority is implied by a general delegation of investment authority without reservation of proxy voting authority.
     1.2 The Company shall vote proxies in respect of securities owned by or on behalf of a Client in the Client’s best economic interests and without regard to the interests of the Company or any other Client of the Company.
2.	Voting; Procedures
     2.1 Monitoring. The Company has hired Broadridge as its proxy voting agent to vote proxies in respect of securities held in Client accounts for which the Company has proxy voting authority. The Company utilizes Broadridge’s ProxyEdge ® internet tool to identify for Broadridge Client accounts for which the Company has proxy voting authority and Broadridge monitors the holdings in these Client accounts via automated electronic interfaces with the Company’s custodian banks and brokers for purposes of determining whether there are shareholder meetings or similar corporate actions affecting holdings in the Client accounts.
     2.2 Voting. The Company has authorized Broadridge to vote proxies with respect to securities held in Client accounts for which the Company has proxy voting authority in accordance with recommendations provided by Glass, Lewis & Co. in its US 2010 Proxy Season Proxy Paper Guidelines (and, absent further action, future annual or special Proxy Paper Guidelines issued by Glass, Lewis & Co.). Glass Lewis’s Proxy Paper Guidelines are available on the Company’s internet website and to all Clients, prospective clients, and due diligence inquiries upon request. Broadridge is responsible for ensuring proxies are voted and submitted in a timely manner in accordance with such Guidelines, provided, however, that the Company may instruct Broadridge to vote in a manner inconsistent with the Guidelines in accordance with the procedures set forth below.
The CCO or his/her designee will be responsible for creating a weekly report of all upcoming shareholder meetings or similar corporate actions affecting securities held in Client accounts for which the Company has proxy voting authority, which will include Glass Lewis’s recommendation, if available. The report will be distributed to the relevant portfolio managers for review and approval. If warranted and determined to be in the best interest of a Client after taking into account all the relevant facts and circumstances, the portfolio manager responsible for the Client account or security can override the recommendations of Glass, Lewis & Co. and direct Broadridge to vote one or more proxies according to his or her own determination of the clients’ best interests. If the Company decides to direct Broadridge to vote a proxy in a manner that is inconsistent with the recommendations of Glass, Lewis & Co., the CCO or his/her designee shall document the reasons for these votes and for the override of the Glass Lewis recommendation.
     2.3 Guidelines. In determining how to vote a particular proxy, Glass Lewis follows the principles outlined in its Proxy Paper guidelines. It conducts careful analysis on each issuer looking specifically at Board composition of an issuer, the firm’s financial reporting and integrity of those financial statement, compensation plans and governance structure. The Company has accepted the proxy voting guidelines published by Glass, Lewis & Co., and The Company’s CCO or his/her designee will annually review the Glass Lewis Guidelines to ensure they remain appropriate and relevant to the Company’s proxy voting needs.
     2.4 Conflicts of Interest. If a portfolio manager determines that a potential material conflict of interest (as defined in Section 3 of this Policy) exists between the Company and a Client account with respect to voting a particular proxy, the portfolio manager(s) shall contact the Company’s compliance department prior to the proxy being voted by Broadridge. In the event of a potential material conflict of interest, the Company will (i) vote such proxy according to the Glass Lewis Guidelines; or (ii) seek instructions from the Client or request that the Client vote such proxy. All such instances shall be reported to Highland’s Compliance Department at least quarterly
     2.4.1. For a security held by an investment company, the Company shall disclose any potential material conflict of interest and its reasoning for voting as it did to the investment company’s Board of Trustees at the next regularly scheduled quarterly meeting. In voting proxies for securities held by an investment company, the Company may consider only the interests of the Fund. It is the responsibility of the Compliance Department to document the basis for the proxy voting decision when a potential material conflict of interest exists and to furnish the documentation to the Board of Trustees.
     2.5 Non-Votes. The Company may determine not to vote proxies in respect of the securities of any issuer if it determines it would be in its Client’s overall best interests not to vote. Such determination may apply in respect of all Client holdings of the securities or only certain specified Clients, as the Company deems appropriate under the circumstances. As examples, the portfolio manager(s) may determine: (a) not to recall securities on loan if, in his or her judgment, the matters being voted upon are not material events affecting the securities and the negative consequences to Clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to Clients of voting the securities.
     2.6 Recordkeeping. Following the submission of any proxy vote by Broadridge, a record of how proxy ballots were voted will be maintained electronically on the ProxyEdge® system, and will be continuously available for review. Broadridge will aggregate the proxy voting records of each investment company client of the Company for purposes of preparing and filing Form N-PX on such investment company’s behalf.
3.	Conflicts of Interest
     3.1 Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of this Policy:
     3.1.1 The issuer is a Client of the Company, or of an affiliate, accounting for more than 5% of the Company’s or affiliate’s annual revenues.
     3.1.2 The issuer is an entity that reasonably could be expected to pay the Company or its affiliates more than $1 million through the end of the Company’s next two full fiscal years.
     3.1.3 The issuer is an entity in which a “Covered Person” (as defined in the Company’s Policies and Procedures Designed to Detect and Prevent Insider Trading and to Comply with Rule 17j-1 of the Investment Company Act of 1940, as amended (the “Code of Ethics”)) has a beneficial interest contrary to the position held by the Company on behalf of Clients.
     3.1.4 The issuer is an entity in which an officer or partner of the Company or a relative1 of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $150,000 in fees, compensation and other payment from the issuer during the Company’s last three fiscal years; provided, however, that the Compliance Department may deem such a relationship not to be a material conflict of interest if the Company representative serves as an officer or director of the issuer at the direction of the Company for purposes of seeking control over the issuer.
     3.1.5 The matter under consideration could reasonably be expected to result in a material financial benefit to the Company or its affiliates through the end of the Company’s next two full fiscal years (for example, a vote to increase an investment advisory fee for a Fund advised by the Company or an affiliate).
     3.1.6 Another Client or prospective Client of the Company, directly or indirectly, conditions future engagement of the Company on voting proxies in respect of any Client’s securities on a particular matter in a particular way.
     3.1.7 The Company holds various classes and types of equity and debt securities of the same issuer contemporaneously in different Client portfolios.
     3.1.8 Any other circumstance where the Company’s duty to serve its Clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.

[1]	For the purposes of this Policy, “relative” includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person’s home.
     3.2 Notwithstanding the foregoing, a conflict of interest described in Section 3.1 shall not be considered material for the purposes of this Policy in respect of a specific vote or circumstance if:
     3.2.1 The securities in respect of which the Company has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) the securities for which the Company has voting authority do not, in the aggregate, represent one of top 10 largest shareholders of such issuer and (ii) such securities do not represent more than 2% of the Client’s assets under management with the Company.
     3.2.2 The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.
4.	Recordkeeping, Retention and Compliance Oversight
     4.1 The Company shall retain records relating to the voting of proxies, including:
     4.1.1 Copies of this Policy and any amendments thereto.
     4.1.2 A copy of the Glass Lewis Proxy Voting Guidelines, amended annually.
     4.1.3. A copy of each proxy statement that the Company receives regarding Client securities.
     4.1.4 Records of each vote cast by the Company on behalf of Clients.
     4.1.5 A copy of any documents created by the Company that were material to making a decision how to vote or that memorializes the basis for that decision.
     4.1.6 A copy of each written request for information on how the Company voted proxies on behalf of the Client, and a copy of any written response by the Company to any (oral or written) request for information on how the Company voted.
     4.2 These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the Company’s fiscal year during which the last entry was made in the records, the first two years in an appropriate office of the Company.
     4.3 The Company may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by the Company maintained by Broadridge.
     4.4 Records relating to the voting of proxies for securities held by investment company Clients will be reported periodically, as requested, to the investment company’s Board of Trustees and, to the SEC on an annual basis pursuant to Form N-PX.
     4.5 If at any time any person is pressured or lobbied either by Company personnel or affiliates or third parties with respect to a particular shareholder vote, he or she should provide information regarding such activity to the CCO, who will keep a record of this information.
     4.6 Compliance oversees the implementation of this procedure, including oversight over voting and the retention of proxy ballots voted. The CCO may review proxy voting pursuant to the firm’s compliance program.

PART C
OTHER INFORMATION
Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to Post-Effective Amendment No. 67 to the Registration Statement, previously filed with the Commission on September 22, 2011.

(a)(2)	Certificate of Amendment of Declaration of Trust, is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(a)(3)	Form of Amendment to the Declaration of Trust to add GE Short-Term Government Fund (“Short-Term Government Fund”) and GE International Equity Fund (“International Equity Fund”).*

(a)(4)	Form of Amendment to Declaration of Trust to add GE Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) and GE International Fixed Income Fund (“International Income Fund”), is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(a)(5)	Form of Amendment to Declaration of Trust to add GE Premier Growth Equity Fund (“Premier Growth Fund”), is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(a)(6)	Form of Amendment to Declaration of Trust to add GE Value Equity Fund (“Value Equity Fund”) and GE Government Securities Fund (“Government Securities Fund”), is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(a)(7)	Form of Amendment to Declaration of Trust to add GE Small-Cap Value Equity Fund (“Small-Cap Value Fund”), GE Small-Cap Growth Equity Fund (“Small-Cap Growth Fund”), GE Mid-Cap Value Equity Fund (“Mid-Cap Value Fund”) and GE High Yield Fund (“High Yield Fund”), is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 000101410-98-000118). High Yield Fund was terminated on February 28, 2003.

(a)(8)	Form of Amendment to Declaration of Trust to add GE Europe Equity Fund (“Europe Fund”) and GE Emerging Markets Fund (“Emerging Markets Fund”), is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets Fund was terminated on May 31, 2002.

(a)(9)	Certificate of Amendment to Declaration of Trust, is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(10)	Amendment to Establishment of Designation of Classes, is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(11)	Form of Amendment to Declaration of Trust to add GE Premier Research Equity Fund (“Premier Research Fund”), GE Premier International Equity Fund (“Premier International Fund”), GE Premier Value Equity Fund (“Premier Value Fund”) and GE S&P 500 Index Fund, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(a)(12)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(a)(13)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(a)(14)	Amended and Restated Designation of Series and Classes, to change the name of GE Strategic Investment Fund to GE Total Return Fund, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(a)(15)	Name Change Amendment to Declaration of Trust, dated as of February 16, 2011, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

Exhibit No.	Description of Exhibit
(a)(16)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (1)(p) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(b)	Amended and Restated By-Laws.**

(c)	Not applicable.

(d)(1)	Form of Investment Advisory and Administration Agreement, is incorporated herein by reference to Exhibit 5 to Pre-Effective amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(d)(2)	Form of Investment Advisory Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(3)	Form of Administration Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 9(c) to Post-Effective amendment number twelve to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(4)	Form of Investment Advisory Agreement for Short-Term Government Fund and International Equity Fund.*

(d)(5)	Form of Investment Advisory and Administration Agreement for Premier Growth Fund, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(d)(6)	Form of Investment Advisory and Administration Agreement for Value Equity Fund and Government Securities Fund, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(7)	Form of Amended and Restated Investment Advisory and Administration Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(8)	Form of Sub-Investment Advisory Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(9)	Form of Investment Advisory and Administration Agreement for Small-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Value Fund and High Yield Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118). High Yield was terminated on February 28, 2003.

(d)(10)	Form of Investment Sub-Advisory Agreement for Small-Cap Value Fund, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118).

(d)(11)	Form of Amended and Restated Investment Advisory and Administration Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(12)	Form of Amended and Restated Investment Advisory and Administration Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(13)	Form of Investment Advisory and Administration Agreement for Europe Fund, is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(14)	Form of Investment Advisory and Administration Agreement for Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets was terminated on May 31, 2002.

(d)(15)	Form of Investment Sub-Advisory Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

Exhibit No.	Description of Exhibit
(d)(16)	Form of Investment Sub-Advisory Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(17)	Form of Investment Advisory and Administration Agreement for Premier Research Fund, is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(18)	Form of Investment Advisory and Administration Agreement for Premier International Fund, is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(19)	Form of Investment Advisory and Administration Agreement for Premier Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(20)	Form of Investment Advisory and Administration Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(21)	Form of Investment Sub-Advisory Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(22)	Amendment No. 1 to Investment Advisory and Administration Agreement dated October 1, 2008, between GE Funds, with respect to GE Small-Cap Equity Fund and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(23)	Investment Advisory and Administration Agreement for GE Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(17) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(24)	Investment Advisory and Administration Agreement for GE High Yield Fund, is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(25)	First Amended and Restated Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(26)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Champlain Investment Partners, LLC, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(27)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and GlobeFlex Partners, LP, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(28)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and SouthernSun Asset Management, Inc., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(29)	Amendment Number 1 dated May 1, 2009, to the Investment Advisory and Administration Agreement dated January 5, 1993, between GE Funds, with respect to GE Total Return Fund (formerly GE Strategic Investment Fund) and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

Exhibit No.	Description of Exhibit
(d)(30)	Investment Sub-Advisory Agreement dated May 1, 2009, by and among GE Asset Management Incorporated, GE Funds, on behalf of GE Total Return Fund, and Urdang Securities Management, Inc., is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(d)(31)	Sub-Advisory Agreement, dated August 23, 2010, between GE Asset Management Incorporated and SouthernSun Asset Management, LLC, is incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(d)(32)	Form of Investment Advisory Agreements between each Highland Fund and Highland Funds Asset Management, L.P., is incorporated herein by reference to Exhibit (d)(32) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(33)	Form of Sub-Advisory Agreement between Highland Funds Asset Management, L.P. and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(33) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(34)	Form of Sub-Advisory Agreement for Highland Small-Cap Equity Fund between Highland Funds Asset Management, L.P. and Palisade Capital Management, L.L.C., is incorporated herein by reference to Exhibit (d)(34) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(35)	Form of Sub-Advisory Agreement for Highland Small-Cap Equity Fund between Highland Funds Asset Management, L.P. and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(35) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(36)	Form of Investment Advisory Agreement between Highland Funds II, on behalf of Highland Trend Following Fund, and Highland Funds Asset Management, L.P. is incorporated herein by reference to Exhibit (6)(jj) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(d)(37)	Form of Sub-Advisory Agreement for Highland Trend Following Fund between Highland Funds Asset Management, L.P. and Incline Capital, LLC. is incorporated herein by reference to Exhibit (6)(kk) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(d)(38)	Form of Investment Advisory Agreement between Highland Funds II, on behalf of Highland Dividend Equity Fund, and Highland Funds Asset Management, L.P.**

(d)(39)	Form of Sub-Advisory Agreement for Highland Dividend Equity Fund between Highland Funds Asset Management, L.P. and Brookmont Capital Management, LLC.**

(d)(40)	Form of Investment Advisory Agreement between Highland Funds II, on behalf of Highland Alpha Trend Strategies Fund, and Highland Funds Asset Management L.P.**

(d)(41)	Form of Sub-Advisory Agreement for Highland Alpha Trend Strategies Fund between Highland Funds Asset Management, L.P. and Anchor Capital Management Group, Inc.**

(d)(42)	Form of Fee Waiver Agreement for Highland Trend Following Fund between Highland Trend Following Fund Asset Management, L.P. and Highland Funds II, is incorporated herein by reference to Exhibit (6)(nn) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(e)(1)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(e)(2)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(e)(3)	Form of Amended Shareholder Servicing Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(e)(4)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(e)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

Exhibit No.	Description of Exhibit
(e)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(9)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(10)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(11)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(12)	Fourth Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(e)(13)	Form of Underwriting Agreement between Highland Funds II and BNY Mellon Distributors Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(e)(14)	Form of Exhibit A to Underwriting Services Agreement between Highland Funds II and BNY Mellon Distributors Inc, is incorporated herein by reference to Exhibit (7)(o) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(f)	Not applicable.

(g)(1)	Form of Custodian Contract, is incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(g)(2)	Form of Custody Agreement between Highland Funds II and The Bank of New York Mellon, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(g)(3)	Form of Exhibit A to Custody Agreement between Highland Funds II and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(1)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(h)(2)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 41 to the Registration Statement, previously filed with the Commission on November 22, 2004 (Accession Number 0001193125-04-201477).

(h)(3)	Amendment No. 2 to Transfer Agency Services Agreement between GE Funds and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), dated June 29, 2010, is incorporated herein by reference to Exhibit (h)(17) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(h)(4)	Form of Transfer Agency Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(5)	Form of Exhibit A to Transfer Agency Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (13)(e) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(6)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 30 to the Registration Statement, previously filed with the Commission on January 25, 2000 (Accession Number 0000889812-00-000162).

(h)(7)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(h)(8)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

Exhibit No.	Description of Exhibit
(h)(9)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 40 to the Registration Statement, previously filed with the Commission on January 27, 2004 (Accession Number 0001193125-04-009423).

(h)(10)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 42 to the Registration Statement, previously filed with the Commission on January 28, 2005 (Accession Number 0001193125-05-013784).

(h)(11)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 43 to the Registration Statement, previously filed with the Commission on January 27, 2006 (Accession Number 0001193125-06-013683).

(h)(12)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to the Registration Statement, previously filed with the Commission on January 24, 2007 (Accession Number 0001193125-07-011497).

(h)(13)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(h)(14)	Expense Limitation Agreement for GE Emerging Markets Equity Fund and GE High Yield Fund, is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 00001193125-08-190223).

(h)(15)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(h)(16)	Management Fee Limitation Agreement for the GE Money Market Fund dated March 11, 2009 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(h)(17)	Supplemental Advisory Fee Waiver Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(14) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(18)	Amended and Restated Expense Limitation Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(15) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(19)	Amended and Restated Expense Limitation Agreement among GE Funds and GE Asset Management Incorporated dated January 29, 2010, is incorporated herein by reference to Exhibit (h)(16) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(20)	Reserved.

(h)(21)	Form of Administration Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(22)	Reserved

(h)(23)	Form of Administration Services Agreement between Highland Funds II and Highland Funds Asset Management, L.P. is incorporated herein by reference to Exhibit (13)(u) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(24)	Form of Sub-Administration Services Agreement between Highland Funds Asset Management, L.P and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (13)(v) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(25)	Form of Fund Accounting Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(26)	Form of Exhibit A to Accounting Services Agreement between Highland Funds II and BNY Mellon Investment Servicing (US) Inc, is incorporated herein by reference to Exhibit (13)(x) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 000950123-11-080210).

(i)(1)	None.

Exhibit No.	Description of Exhibit
(j)(1)	None.

(k)	Not applicable.

(l)(1)	Purchase Agreement, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(l)(2)	Form of Purchase Agreement for GE Mid-Cap Growth Fund and GE International Income Fund, is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(l)(3)	Form of Purchase Agreement for Short-Term Government Fund and International Equity Fund.*

(l)(4)	Services Agreement, dated as of December 12, 2008 between GE Investment Distributors, Inc. and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(m)(1)	Form of Amended Shareholder Servicing Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(m)(2)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(m)(3)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(4)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(9)	Fourth Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(m)(10)	Form of Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (7)(m) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(n)(1)	Rule 18f-3 Plan, is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 16 to the Registration Statement, previously filed with the Commission on October 6, 1995.

(n)(2)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission July 7, 1999 (Accession Number 0000889812-99-002088).

Exhibit No.	Description of Exhibit
(n)(3)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission January 28, 2008 (Accession Number 0001193125-08-013125).

(n)(4)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(n)(5)	Form of Fifth Amended and Restated Rule 18f-3 Multiple Class Plan, is incorporated herein by reference to Exhibit (10)(n) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(n)(6)	Form of Sixth Amended and Restated Rule 18f-3 Multiple Class Plan.**

(o)	Not applicable.

(p)(1)	GEAM Code of Ethics, is incorporated herein by reference to Exhibit p to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(p)(2)	GEFA Code of Ethics, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement, previously filed with the Commission on November 22, 2000 (Accession Number 0001125282-00-000779).

(p)(3)	State Street Global Advisors Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(4)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(5)	Miller, Andersen & Sherrerd Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(6)	SSgA Funds Management (“SSgA”) Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(7)	Morgan Stanley Investments LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(8)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement, previously filed with the Commission on January 25, 2002 (Accession Number 0000912057-02-002638).

(p)(9)	Champlain Investment Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(10)	GlobeFlex Capital, LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(11)	SouthernSun Asset Management, Inc. Code of Ethics, is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No.49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(12)	Urdang Securities Management, Inc.: Bank of New York Mellon — The Code of Conduct and Interpretative Guidance, is incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(p)(13)	Highland Funds Asset Management, L.P. Code of Ethics Policy, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(p)(14)	Brookmont Capital Management, LLC, Code of Ethics Policy.**

(p)(15)	Anchor Capital Management Group, Inc., Code of Ethics Policy.**

(p)(16)	Incline Capital, LLC Code of Ethics Policy is incorporated herein by reference to Exhibit (a)(1) to Post-Effective Amendment No. 67 to the Registration Statement, previously filed with the Commission on September 22, 2011.

Exhibit No.	Description of Exhibit
(q)(1)	Power of Attorney, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 45 to the Registration Statement, previously filed with the Commission on November 28, 2007 (Accession Number 0001193125-07-254705).

(q)(2)	Power of Attorney, previously filed with the Commission on July 13, 2011 (Accession Number 0000950123-11-065473).

*	Previously filed.

**	To be filed by amendment.
Item 29. Persons Controlled by or Under Common Control with Registrant
     See Item 31.
Item 30. Indemnification
     Reference is made to Article IV of the Declaration of Trust of Highland Funds (“Registrant”) filed as Exhibit (a) to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 as amended (the “Securities Act”), may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant’s Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Advisers
     (a) The description of the business of Highland Funds Asset Management, L.P. (“HFAM”), the investment adviser, is set forth under the caption “Management of the Fund” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of HFAM is set forth in its Form ADV, on file with the SEC (801-69968), and is incorporated herein by reference.
     (b) The description of the business of Anchor Capital Management Group, Inc. (“Anchor”), the investment sub-adviser for Highland Alpha Trend Strategies Fund (the “Fund”), is set forth under the caption “Management of the Fund” in the Fund’s Prospectus and under the caption “Management of the Trust” in the Fund’s SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Anchor is set forth in its Form ADV, on file with the SEC (801-61643), and is incorporated herein by reference.
Item 32. Principal Underwriters
     (a) BNY Mellon Distributors Inc. (the “Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of July 26, 2011, the Underwriter acted as principal underwriter for the following investment companies:
Aston Funds
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Funds I
Highland Funds II
The Industry Leaders Fund
Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds
Metropolitan West Funds
The Motley Fool Funds Trust
New Alternatives Fund, Inc.
Old Westbury Funds, Inc.
The RBB Fund, Inc.
Stratton Multi-Cap Fund, Inc.
Stratton Real Estate Fund, Inc.
The Stratton Funds, Inc.
The Torray Fund
     (b) The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc., a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.
The following is a list of the directors and executive officers of the Underwriter:

(1) Name and Principal	(2) Positions and Offices with	(3) Positions and Offices with
Business Address*	Underwriter	Registrant
John F. Fulgoney	Director	January 11, 2011
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
Dennis J. Westley	Director	March 4, 2008
Scott P. LaVasseur	Director	February 16, 2011
John F. Fulgoney	President and Chief Executive Officer	January 18, 2011
Bruno Di Stefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP — April 11, 2007 Secretary and Clerk — May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Felicia Antonio	Chief Compliance Officer	August 27, 2010
Jodi Jamison	Chief Legal Officer	April 11, 2007
Ellen C. Krause	Chief Risk Officer	March 26, 2009
John J. Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Vice President	February 16, 2011
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Kevin D. Peterson	Assistant Treasurer — Tax	July 1, 2010
Gary E. Abbs	Assistant Treasurer — Tax	July 1, 2010
Joanne S. Huber	Assistant Treasurer — Tax	July 1, 2010
Barbara J. Parrish	Assistant Secretary	July 1, 2010
Mary Lou Olinski	Assistant Secretary	July 1, 2010
Cristina Rice	Assistant Secretary	July 1, 2010

*	The principal business address for each individual is BNY Mellon Distributors Inc., 760 Moore Rd., King of Prussia, PA 19406
     (c) Not applicable.
Item 33. Location of Accounts and Records
(1) BNY Mellon Investment Servicing (US) Inc., 101 Sabin Street, Pawtucket, RI, 02860 (records relating to its function as transfer agent and accounting services agent).
(2) BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).
(3) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153 (records relating to its function as custodian).
(4) Highland Funds Asset Management, L.P., 13455 Noel Road, NexBank Tower Suite 800, Dallas, TX, 75240 (records relating to its function as adviser and as administrator).
(5) BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as sub-administrator).

Item 34. Management Services
     Not applicable.
Item 35. Undertakings
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 22nd day of September, 2011.

By:	/s/ R. Joseph Dougherty
R. Joseph Dougherty
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Joseph Dougherty R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	September 22, 2011

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	September 22, 2011

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	September 22, 2011

/s/ James F. Leary* James F. Leary	Trustee	September 22, 2011

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	September 22, 2011

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 22, 2011

*By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact

September 22, 2011